Registration Nos.   2-68348
                                                                        811-2819

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                 ACT OF 1933                          [X]

                       Pre-Effective Amendment No. __                 [ ]

                       Post-Effective Amendment No. 39                [X]

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                      [X]

                              Amendment No. 39                        [X]
                        (Check appropriate box or boxes.)

                         CDC Nvest Cash Management Trust
               (Exact Name of Registrant as Specified in Charter)

                        399 Boylston Street
                        Boston, Massachusetts                       02116
                        (Address of principal executive offices)  (Zip Code)

Registrant's Telephone Number, including Area Code    (617) 449-2801

                            John E. Pelletier, Esq.
                  CDC IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
                    (Name and Address of Agent for Service)
                                    Copy to:
                              John M. Loder, Esq.
                                  Ropes & Gray
                            One International Place
                          Boston, Massachusetts 02110

It is proposed that this filing will become effective (check appropriate box):
[ ] Immediately upon filing pursuant to paragraph (b)
[X] On September 1, 2001 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

              CDC NVEST CASH MANAGEMENT TRUST - MONEY MARKET SERIES
                     CDC NVEST TAX EXEMPT MONEY MARKET TRUST

 Supplement dated September 1, 2001 to CDC Nvest Money Market Funds Prospectus for CDC Nvest Cash Management Trust - Money Market Series (Classes A, B and C)
                  and CDC Nvest Tax Exempt Money Market Trust
                   (Classes A and B) dated September 1, 2001

At a special shareholder meeting on September 28, 2001, shareholders of CDC Nvest Cash Management Trust - Money Market Series and CDC Nvest Tax Exempt Money Market Trust (each a "Fund" and collectively, the "Funds") will consider proposals to approve: (1) new subadvisory agreements (the "New Subadvisory Agreements") among each Fund, CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers"), the Fund's adviser, and Reich & Tang Asset Management, LLC, the new subadviser; (2) new investment policies and restrictions (the "New Investment Restrictions") for each Fund. Shareholders of CDC Nvest Cash Management Trust - Money Market Series will also consider a proposal to approve a new advisory agreement (the "New Advisory Agreement") between CDC Nvest Cash Management Trust, on behalf of its Money Market Series, and CDC IXIS Advisers.

In May 2001, the Board of Trustees approved an interim subadvisory agreement for each Fund effective June 1, 2001 and continuing in effect until such time as the shareholders of the Funds approve the New Subadvisory Agreements to replace them or, if earlier, for 150 days. The current advisory agreement for CDC Nvest Cash Management Trust - Money Market Series and each Fund's current investment restrictions will also remain in effect until the New Advisory Agreement and the New Investment Restrictions are approved. Upon shareholder approval, the New Subadvisory Agreements, the New Advisory Agreement and the New Investment Restrictions will go into effect on October 1, 2001. In the event that a Fund's shareholders do not approve the New Subadvisory Agreements prior to the expiration of the 150-day period, shareholders will be notified and the Board will consider alternative arrangements for the management of that Fund's investment portfolio.


                                                                          (Over)

Until the New Advisory Agreement for CDC Nvest Cash Management Trust is approved by shareholders, the Annual Fund Operating Expenses and Example tables in the Prospectus are replaced with the following:

Annual Fund Operating Expenses
(expenses that are deducted from fund assets, as a percentage of average net assets)

                                             Cash Management Trust - Money Market Series
                                                 Class A       Class B      Class C
        Management fees                           0.42%         0.42%        0.42%
        Distribution and/or service (12b-1)       0.00%         0.00%        0.00%
        fees
        Other expenses                            0.42%         0.42%        0.42%
        Total annual fund operating expenses      0.84%         0.84%        0.84%

Example

                                             Cash Management Trust - Money Market Series
                                                 Class A       Class B      Class C

        1 year                                       $86           $86          $86
        3 years                                     $268          $268         $268
        5 years                                     $466          $466         $466
        10 years                                  $1,037        $1,037       $1,037


                                                                    SP150 - 0901

[LOGO] CDC NVEST Funds (SM)
[LOGO] CDC IXIS Asset Management Distributors


CDC NVEST
MONEY MARKET FUNDS
PROSPECTUS
SEPTEMBER 1, 2001

>CDC NVEST CASH MANAGEMENT TRUST -- MONEY MARKET SERIES
 Reich & Tang Asset Management, LLC

>CDC NVEST TAX EXEMPT MONEY MARKET TRUST
 Reich & Tang Asset Management, LLC

The Securities and Exchange Commission has not approved any Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call CDC Nvest Funds.

CDC Nvest Funds
399 Boylston Street, Boston, Massachusetts 02116
800-225-5478
www.cdcnvestfunds.com


WHAT'S INSIDE
1Goals, Strategies & Risks
 ..........................Page 1
2Fund Fees & Expenses
 ..........................Page 2
3Management Team
 ..........................Page 7
4Fund Services
 ..........................Page 8
5Fund Performance
 ..........................Page 17

TABLE OF CONTENTS


                  -------------------------------------------------------------
                  GOALS, STRATEGIES & RISKS
                  -------------------------------------------------------------
                  CDC Nvest Cash Management Trust-- Money Market Series...... 1
                  CDC Nvest Tax Exempt Money Market Trust.................... 3

                  -------------------------------------------------------------
                  FUND FEES & EXPENSES
                  -------------------------------------------------------------
                  Fund Fees & Expenses....................................... 5

                  -------------------------------------------------------------
                  MORE ABOUT RISK
                  -------------------------------------------------------------
                  More About Risk............................................ 6

                  -------------------------------------------------------------
                  MANAGEMENT TEAM
                  -------------------------------------------------------------
                  Meet Each Funds' Investment Adviser and Subadviser......... 7

                  -------------------------------------------------------------
                  FUND SERVICES
                  -------------------------------------------------------------
                  Investing in the Funds..................................... 8
                  It's Easy to Open an Account............................... 8
                  Buying Shares.............................................. 9
                  Selling Shares.............................................10
                  Selling Shares in Writing..................................11
                  Exchanging Shares..........................................12
                  Restrictions on Buying, Selling and Exchanging Shares......13
                  How Fund Shares Are Priced.................................14
                  Dividends and Distributions................................15
                  Tax Consequences...........................................15
                  Additional Investor Services...............................16

                  -------------------------------------------------------------
                  FUND PERFORMANCE
                  -------------------------------------------------------------
                  CDC Nvest Cash Management Trust-- Money Market Series......17
                  CDC Nvest Tax Exempt Money Market Trust....................18

                  -------------------------------------------------------------
                  GLOSSARY OF TERMS
                  -------------------------------------------------------------
                  Glossary of Terms..........................................19

                  If you have questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

                  To learn more about the possible risks of investing in the Funds, please refer to the section entitled "More about Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.

                  Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of principal invested.

[logo]   GOALS, STRATEGIES & RISKS                 [graphic omitted] Fund Focus
         -------------------------                                   Stability, Income, Growth
         CDC NVEST CASH MANAGEMENT                                   High, Moderate, Low
         TRUST - MONEY MARKET SERIES

ADVISER:    CDC IXIS Asset Management Advisers, L.P.
            ("CDC IXIS Advisers")
SUBADVISER: Reich & Tang Asset Management, LLC
            ("Reich & Tang")


                                        TICKER SYMBOL: CLASS A  CLASS B  CLASS C
                                                       -------------------------
                                                       NEMXX    NMBXX    NVCXX

--------------------------------------------------------------------------------
INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks maximum current income consistent with preservation of capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund will invest up to 100% of its assets in high-quality, short-term, U.S. dollar-denominated money market investments issued by U.S. and foreign issuers. To preserve its investors' capital, the Fund seeks to maintain a stable $1.00 share price. Some of the Fund's portfolio positions include:

[check mark] Certificates of deposit
[check mark] Bankers' acceptances or bank notes
[check mark] Securities issued or guaranteed by the U.S. government [check mark] Commercial paper
[check mark] Repurchase agreements
[check mark] Other corporate debt obligations
[check mark] Cash


Reich & Tang will manage the Fund's portfolio in compliance with industry-standard requirements for money market funds. These requirements include:


o CREDIT QUALITY -- The Fund's investments are generally rated in the two highest rating categories as rated by a major credit agency.

o MATURITY -- Each of the Fund's investments has a maturity of 397 days or less and the dollar-weighted average portfolio maturity is 90 days or less.

o DIVERSIFICATION -- The Fund is diversified, which limits its exposure to any given issuer.

The Fund's portfolio manager may adjust the Fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. The Fund is appropriate for investors who seek a conservative investment for their portfolio or who are comfortable with the risks described below and need cash immediately.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS OF MONEY MARKET SECURITIES
--------------------------------------------------------------------------------
CREDIT AND INTEREST RATE RISK. Subject to credit risk and interest rate risk.
   Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Although generally considered unlikely, the risk of default could cause the Fund's share price or yield to fall. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of money market securities rises when prevailing interest rates fall and falls when interest rates rise.

FOREIGN INVESTMENT RISK. Risks of foreign investments include a lack of issuer information, the risk of political uncertainties as well as different regulatory requirements.

NOT INSURED. An investment in the Fund is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the net asset value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

To learn more about the possible risks of investing in the Funds, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.

----------------------------------------
1- PROSPECTUS

                                             GOALS, STRATEGIES & RISKS [LOGO]
                                             -------------------------




--------------------------------------------------------------------------------
EVALUATING THE FUND'S PAST PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for one-year, five-year and ten year periods (or since inception if shorter). The Fund's past performance does not indicate how the Fund will perform in the future. The Fund's current subadviser assumed that function in June 2001. This chart and table reflect results achieved by the previous subadviser under different investment policies for periods prior to June 2001. The Fund's performance may have been different under its current advisory arrangements and investment policies. The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. [dagger]

[GRAPHIC OMITTED]
calendar year  (total return)
1991           5.88%
1992           3.45%
1993           2.54%
1994           3.43%
1995           5.30%
1996           4.77%
1997           4.90%
1998           4.91%
1999           4.51%
2000           5.76%

[arrow up]   Highest Quarterly Return: Fourth Quarter 2000, up 1.49%
[arrow down] Lowest Quarterly Return: Second Quarter 1993, up 0.61%
[dagger]     The Fund's Class A shares total return year-to-date as of June 30,
             2001 was 2.29%.

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class's inception if shorter).

  --------------------------------------------------------------------------------------------------------------- *Since class
    AVERAGE ANNUAL TOTAL RETURNS                                         PAST 1 YEAR  PAST 5 YEARS PAST 10 YEARS  inception
    (for the periods ended December 31, 2000)
  ---------------------------------------------------------------------------------------------------------------
    CDC Nvest Cash Management Trust - Money Market Series:
        Class A (Inception 7/10/78)                                         5.76%        4.97%         4.54%
  ---------------------------------------------------------------------------------------------------------------
        Class B (Inception 9/13/93)                                         5.76%        4.98%         4.70%*
  ---------------------------------------------------------------------------------------------------------------
        Class C (Inception 3/1/98)                                          5.76%         --           5.07%*
  ---------------------------------------------------------------------------------------------------------------

  For actual past expenses of Class A, B and C shares, see the section entitled "Fund Fees and Expenses."

  For current yield information about the Fund, shareholders or their financial representatives may call CDC Nvest Funds Personal Access Line(R) 24 hours a day at 800-225-5478, press 1.


                                                --------------------------------
                                                                   PROSPECTUS -2

[logo]   GOALS, STRATEGIES & RISKS                         [graphic omitted] Fund Focus
         -------------------------                                           Stability, Income, Growth
         CDC NVEST TAX EXEMPT                                                High, Moderate, Low
         MONEY MARKET TRUST

ADVISER:    CDC IXIS Asset Management Advisers, L.P.
            ("CDC IXIS Advisers")
SUBADVISER: Reich & Tang Asset Management, LLC
            ("Reich & Tang")


                                                 TICKER SYMBOL: CLASS A  CLASS B
                                                                ----------------
                                                                NEEXX    TEBXX

--------------------------------------------------------------------------------
INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks current income exempt from federal income taxes consistent with the preservation of capital and liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund will invest in high-quality, short-term, U.S. dollar-denominated money market instruments that pay interest that is exempt from federal income tax ("Municipal Securities"). Municipal Securities are generally issued by state and local governments and their agencies. It is a fundamental policy of the Fund that, unless it has adopted a temporary defensive position in response to adverse conditions, it will invest at least 80% of its net assets in Municipal Securities. To preserve its investors' capital, the Fund seeks to maintain a stable $1.00 share price. Some of the Fund's portfolio positions include:

[check mark] Notes or bonds
[check mark] Commercial paper
[check mark] Variable or floating interest rate obligations
[check mark] Taxable, high-quality money market securities including certificates of deposit, bankers' acceptances or bank notes, and other corporate debt obligations
[check mark] Repurchase Agreements
[check mark] Cash


Reich & Tang will manage the Fund's portfolio in compliance with industry-standard requirements for money market funds. These requirements include:


o CREDIT QUALITY -- The Fund's investments are generally rated in the two highest rating categories as rated by a major credit agency.

o MATURITY -- Each of the Fund's investments has a maturity of 397 days or less and the dollar-weighted average portfolio maturity is 90 days or less.

o DIVERSIFICATION -- The Fund is diversified, which limits its exposure to any given issuer.

The Fund's portfolio manager may adjust the Fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. The Fund is appropriate for investors who seek a conservative investment exempt from federal taxes for their portfolio or who are comfortable with the risks described below and need cash immediately.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (See back cover.)

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS OF MONEY MARKET SECURITIES
--------------------------------------------------------------------------------
CREDIT AND INTEREST RATE RISK. Subject to credit risk and interest rate risk.
   Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Although generally considered unlikely, the risk of default could cause the Fund's share price or yield to fall. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of money market securities rises when prevailing interest rates fall and falls when interest rates rise.

STABILITY AND LIQUIDITY. The Fund's price stability and liquidity may not be equal to that of a taxable money market fund, because the market for Municipal Securities is not as broad as the market for taxable money market securities and the average portfolio maturity is generally greater for the Fund than for a taxable money market fund.

NOT INSURED. An investment in the Fund is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

To learn more about the possible risks of investing in the Funds, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.

--------------------------------------
3-  PROSPECTUS

                                                GOALS, STRATEGIES & RISKS [logo]
                                                --------------------------------


--------------------------------------------------------------------------------
EVALUATING THE FUND'S PAST PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for one-year, five-year and ten year periods (or since inception if shorter) . The Fund's past performance does not indicate how the Fund will perform in the future. The Fund's current subadviser assumed that function in June 2001. This chart and table reflect results achieved by the previous subadviser under different investment policies for periods prior to June 2001. The Fund's performance may have been different under its current advisory arrangements and investment policies. The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. [dagger]

[GRAPHIC OMITTED]
Calendar year  (total return)
1991            4.15%
1992            2.61%
1993            1.99%
1994            2.46%
1995            3.47%
1996            3.25%
1997            3.29%
1998            3.09%
1999            2.77%
2000            3.57%

[arrow up]   Highest Quarterly Return: First Quarter 1991, up 1.07%.
[arrow down] Lowest Quarterly Return: First Quarter 1993, up 0.48%.
[dagger]     The Fund's Class A shares total return year-to-date as of June 30,
             2001 as 1.32%.

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class's inception if shorter).

  ----------------------------------------------------------------------------------------------------------------* Since class
    AVERAGE ANNUAL TOTAL RETURNS                                         PAST 1 YEAR  PAST 5 YEARS PAST 10 YEARS  inception
    (for the periods ended December 31, 2000)
  ----------------------------------------------------------------------------------------------------------------
  CDC Nvest Tax Exempt Money Market Trust:
        Class A (Inception 4/21/83)                                         3.57%         3.19%        3.06%
  ----------------------------------------------------------------------------------------------------------------
        Class B (Inception 9/13/93)                                         3.57%         3.19%        3.12%*
  ----------------------------------------------------------------------------------------------------------------

  For actual past expenses of Class A and B shares, see the section entitled "Fund Fees and Expenses."

  For current yield information about the Fund, shareholders or their financial representatives may call CDC Nvest Funds Personal Access Line(R) 24 hours a day at 800-225-5478, press 1.


                                             ----------------------------------
                                                                 PROSPECTUS  -4

[logo] FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.
--------------------------------------------------------------------------------
 SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from your investment)

-------------------------------------------------------------------------------------------------------------------------------
                                                                  CASH MANAGEMENT TRUST --                 TAX EXEMPT
                                                                    MONEY MARKET SERIES               MONEY MARKET TRUST
                                                             CLASS A      CLASS B     CLASS C      CLASS A         CLASS B
----------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases              None        None        None           None         None
----------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)                          None*       None*       None*          None*        None*
----------------------------------------------------------------------------------------------------------------------------
Redemption fees                                               None**      None**      None**         None**       None**
----------------------------------------------------------------------------------------------------------------------------

* Shares of each class are sold without any sales charge. However, shares may be subject to a Contingent Deferred Sales Charge ("CDSC") if the shares were purchased by exchange from another CDC Nvest Fund. See the section entitled "Exchanging Shares."

** Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.


--------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

------------------------------------------------------------------------------------------------------------------------------
                                                                  CASH MANAGEMENT TRUST --                 TAX EXEMPT
                                                                    MONEY MARKET SERIES               MONEY MARKET TRUST
                                                             CLASS A      CLASS B     CLASS C      CLASS A         CLASS B
-------------------------------------------------------------------------------------------------------------------------------
Management fees                                               0.40%        0.40%       0.40%        0.40%           0.40%
-------------------------------------------------------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees                       None        None         None         None           None
-------------------------------------------------------------------------------------------------------------------------------
Other expenses                                                0.42%        0.42%       0.42%        0.50%          0. 50%
-------------------------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses                          0.82%        0.82%       0.82%        0.90%          0. 90%
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example, which is based upon the expenses shown above, is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that:

o You invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods;

o Your investment has a 5% return each year; and


o A Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------------
                            CASH MANAGEMENT TRUST --                   TAX EXEMPT
                              MONEY MARKET SERIES                 MONEY MARKET TRUST
                       CLASS A     CLASS B      CLASS C            CLASS A    CLASS B
                                   (1)          (1)                           (1)
--------------------------------------------------------------------------------------------
1 year                  $   84     $    84      $    84             $   92     $   92
--------------------------------------------------------------------------------------------
3 years                 $  262     $   262      $   262             $  287     $  287
--------------------------------------------------------------------------------------------
5 years                 $  455     $   455      $   455             $  498     $  498
--------------------------------------------------------------------------------------------
10 years                $1,014     $ 1,014      $ 1,014             $1,108     $1,108
--------------------------------------------------------------------------------------------

(1) Assumes CDSC does not apply to the redemption. See the section entitled "Exchanging Shares."

-----------------------------------
5-  PROSPECTUS

                                                      MORE ABOUT RISK [logo]


The Funds have principal investment strategies that come with inherent risks. The following is a list of risks to which each Fund may be subject by investing in various types of securities or engaging in various practices.


CREDIT RISK (Both Funds) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

EURO CONVERSION RISK (Cash Management Trust - Money Market Series) Many European countries have adopted a single European currency, the "euro". The consequences of this conversion for foreign exchange rates, interest rates and the value of European securities are unclear presently. Such consequences may decrease the value and/or increase the volatility of securities held by a Fund.


FOREIGN RISK (Cash Management Trust - Money Market Series) A foreign security may be affected by more limited liquidity and higher volatility domestic securities. Political, economic and information risks as well as different regulatory requirements are also associated with securities held by a foreign bank.

INFORMATION RISK (Both Funds) The risk that key information about a security is inaccurate or unavailable.

INTEREST RATE RISK (Both Funds) The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.

LIQUIDITY RISK (Both Funds) The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to a Fund. These types of risks may also apply to restricted securities, Section 4(2) Commercial Paper, or Rule 144A Securities.

MANAGEMENT RISK (Both Funds) The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

MARKET RISK (Both Funds) The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions.

OPPORTUNITY RISK (Both Funds) The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

POLITICAL RISK (Both Funds) The risk of losses directly attributable to government or political actions.

VALUATION RISK (Both Funds) The risk that a Fund has valued certain securities at a higher price than it can sell them for.

                                               --------------------------------
                                                                 PROSPECTUS  -6

[logo] MANAGEMENT TEAM
       ---------------
       MEET EACH FUND'S INVESTMENT ADVISER
       AND SUBADVISER


The CDC Nvest Funds family includes 27 mutual funds with a total of over $5.9 billion in assets under management as of June 30, 2001. CDC Nvest Funds are distributed through CDC IXIS Asset Management Distributors, L.P. (the "Distributor"). This Prospectus covers CDC Nvest Cash Management Trust - Money Market Series and CDC Nvest Tax Exempt Money Market Trust (the "Money Market Funds" and each a "Fund"). CDC Nvest Equity Funds, CDC Nvest Income Funds, CDC Nvest Star Funds, Kobrick Funds, CDC Nvest Tax Free Funds and the Money Market Funds constitute the "CDC Nvest Funds".

--------------------------------------------------------------------------------
CDC IXIS ASSET MANAGEMENT ADVISERS, L.P.
--------------------------------------------------------------------------------
CDC IXIS ASSET MANAGEMENT ADVISERS, L.P. (formerly Nvest Management, L.P.), located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to each of the Funds. CDC IXIS Asset Management Advisers is a subsidiary of CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America", formerly Nvest Companies, L.P.), which is a subsidiary of CDC IXIS Asset Management. CDC IXIS Asset Management is the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution. As of June 30, 2001, CDC IXIS North America's 14 principal subsidiary or affiliated asset management firms collectively had $131 billion in assets under management. CDC IXIS Advisers oversees, evaluates and monitors the subadvisory services provided to each Fund. It also provides general business management and administration to each Fund. CDC IXIS Advisers does not determine what investments will be purchased by the Funds. Reich &
Tang makes investment decisions for each Fund.

The combined advisory and subadvisory fees paid by the Funds for the year ended June 30, 2001, as a percentage of each Fund's average daily net assets, were 0.42% for the Cash Management Trust -- Money Market Series and 0.40% for the Tax Exempt Money Market Trust.


--------------------------------------------------------------------------------
SUBADVISER
--------------------------------------------------------------------------------
REICH & TANG ASSET MANAGEMENT, LLC, located at 600 Fifth Avenue, New York, New York 10020, serves as the subadviser for each Fund. Reich & Tang is a limited liability company with 99.5% of its membership interest owned by CDC IXIS Asset Management North America, L.P. and the remaining 0.5% membership interest owned by CDC IXIS Asset Management Holdings, LLC. Reich & Tang's origins date back to 1970, and is, as of June 30, 2001, investment manager, adviser or subadviser with respect to assets aggregating in excess of $16 billion.

--------------------------------------------------------------------------------
SUBADVISORY AGREEMENTS
--------------------------------------------------------------------------------
Each Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC") which permits CDC IXIS Advisers to amend or continue existing subadvisory agreements when approved by the Board of Trustees, without shareholder approval. The exemption also permits CDC IXIS Advisers to enter into new subadvisory agreements with subadvisers that are not affiliated with CDC IXIS Advisers, if approved by the Board of Trustees. Shareholders will be notified of any subadviser changes.

--------------------------------------------------------------------------------
PORTFOLIO TRADES
--------------------------------------------------------------------------------
In placing portfolio trades, each Fund's adviser or subadviser may use broker-age firms that market the Fund's shares or are affiliated with CDC IXIS North America, CDC IXIS Advisers or Reich & Tang. In placing trades, Reich & Tang will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

--------------------------------
7-  PROSPECTUS

                                                            FUND SERVICES [logo]
                                                            -------------
                                                   INVESTING IN THE FUNDS

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------
CDC Nvest Cash Management Trust - Money Market Series offers Class A, Class B and Class C shares to the public and CDC Nvest Tax Exempt Money Market Trust offers only Class A and Class B shares. The classes of each Fund enable shareholders in the same classes of another CDC Nvest Fund to invest in the Money Market Funds through an exchange of shares.

--------------------------------------------------------------------------------
CERTIFICATES
--------------------------------------------------------------------------------
Certificates will not be automatically issued for any class of shares. Upon written request, you may receive certificates for Class A shares only.

IT'S EASY TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------
TO OPEN AN ACCOUNT WITH CDC NVEST FUNDS:
--------------------------------------------------------------------------------
1. Read this Prospectus carefully.
2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

  ----------------------------------------------------------------------------------------------------------------------------
                                                                                 MINIMUM TO OPEN AN
                                                            MINIMUM TO              ACCOUNT USING        MINIMUM FOR EXISTING
    TYPE OF ACCOUNT                                       OPEN AN ACCOUNT        INVESTMENT BUILDER            ACCOUNTS
  ----------------------------------------------------------------------------------------------------------------------------
   Any account other than those listed below                 $2,500                    $100                     $100
  ----------------------------------------------------------------------------------------------------------------------------
    Accounts registered under the Uniform
    Gifts to Minors Act ("UGMA") or the
    Uniform Transfers to Minors Act ("UTMA")                  $2,500                    $100                     $100
  ----------------------------------------------------------------------------------------------------------------------------
    Individual Retirement Accounts ("IRAs")                    $500                     $100                     $100
  ----------------------------------------------------------------------------------------------------------------------------
    Retirement plans with tax benefits such
    as corporate pension, profit sharing
    and Keogh plans                                            $250                     $100                     $100
  ----------------------------------------------------------------------------------------------------------------------------
    Payroll Deduction Investment Programs
    for SARSEP*, SEP, SIMPLE IRA,
    403(b)(7) and certain other retirement plans                $25                      N/A                      $25
  -----------------------------------------------------------------------------------------------------------------------------

3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or CDC Nvest Funds at 800-225-5478. For more information on CDC Nvest Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.

4. Use the following sections as your guide for purchasing shares.

* Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available replacing SARSEP plans. SARSEP plans established prior to January 1, 1997 may remain active and continue to add new employees.

--------------------------------------------------------------------------------
SELF-SERVICING YOUR ACCOUNT
--------------------------------------------------------------------------------
Buying or selling shares is easy with the services described below:

------------------------------------------------------------------------------- -----------------------------
CDC NVEST FUNDS PERSONAL ACCESS LINE(R)                                            CDC NVEST FUNDS WEB SITE
------------------------------------------------------------------------------- -----------------------------
800-225-5478, PRESS 1                                                               WWW.CDCNVESTFUNDS.COM

You have access to your account 24 hours a day by calling the Personal Access Line(R) from a touch-tone telephone or by visiting us online. Using these customer service options, you may:
o purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);
o review your account balance, recent transactions, Fund prices and recent performance;
o order duplicate account statements; and
o obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

                                            -----------------------------------
                                                                 PROSPECTUS  -8

[logo] FUND SERVICES
       -------------
       BUYING SHARES


                                             OPENING AN ACCOUNT                                 ADDING TO AN ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
THROUGH YOUR INVESTMENT DEALER
------------------------------------------------------------------------------------------------------------------------------------
                             o Call your investment dealer for information about opening or adding an account.
------------------------------------------------------------------------------------------------------------------------------------
BY MAIL
------------------------------------------------------------------------------------------------------------------------------------
                             o Make out a check in U.S. dollars for the          o Make out a check in U.S. dollars for the
                               investment amount, payable to "CDC Nvest            investment amount, payable to "CDC Nvest Funds."
                               Funds." Third party checks and "starter" checks     Third party checks and "starter" checks will not
                               will not be accepted.                               be accepted.
[graphic omitted]
                             o Mail the check with your completed                o Fill out the investment slip from an
                               application to CDC Nvest Funds, P.O. Box 8551,      account statement or include a letter specifying
                               Boston, MA 02266-8551.                              the Fund name, your class of shares, your
                                                                                   account number and the registered account
                                                                                   name(s).
------------------------------------------------------------------------------------------------------------------------------------
BY EXCHANGE (See the section entitled "Exchanging Shares" for more details.)
------------------------------------------------------------------------------------------------------------------------------------
                             o Obtain a current prospectus for the Fund          o Call your investment dealer or CDC Nvest Funds at
                               into which you are exchanging by calling your       800-225-5478 or visit www.cdcnvestfunds.com to
                               investment dealer or CDC Funds at Nvest Funds       request an exchange.
[graphic omitted]              at 800-225-5478.

                             o Call your investment dealer or CDC Nvest Funds
                               to request an exchange.
------------------------------------------------------------------------------------------------------------------------------------
BY WIRE
------------------------------------------------------------------------------------------------------------------------------------
                             o Call CDC Nvest Funds at 800-225-5478 to           o Visit www.cdcnvestfunds.com to add shares
                               obtain an account number and wire transfer          to your account by wire.
                               instructions. Your bank may charge you for such
                               a transfer.                                       o Instruct your bank to transfer funds to
                                                                                   State Street Bank & Trust Company, ABA#
[graphic omitted]                                                                  011000028, DDA# 99011538.

                                                                                 o Specify the Fund name, your class of
                                                                                   shares, your account number and the registered
                                                                                   account name(s). Your bank may charge you for
                                                                                   such a transfer.
------------------------------------------------------------------------------------------------------------------------------------
AUTOMATIC INVESTING THROUGH INVESTMENT BUILDER
------------------------------------------------------------------------------------------------------------------------------------
                             o  Indicate on your application that you would      o Please call CDC Nvest Funds at 800-225-5478 for
                                like to begin an automatic investment plan         a Service Options Form. A signature guarantee
                                through Investment Builder and the amount of       may be required to add this privilege.
                                your monthly investment ($100 minimum).
[graphic omitted]
                             o  Include a check marked "Void" or a               o See the section entitled "Additional
                                deposit slip from your bank account.               Investor Services".

------------------------------------------------------------------------------------------------------------------------------------
THROUGH AUTOMATED CLEARING HOUSE (ACH)
------------------------------------------------------------------------------------------------------------------------------------
                             o  Ask your bank or credit union whether it         o Call CDC Nvest Funds at 800-225-5478 or
                                is a member of the ACH system.                     visit www.cdcnvestfunds.com to add shares to
                                                                                   your account through ACH.
[graphic omitted]            o  Complete the "Bank Information" section
                                on your account application.
                                                                                 o If you have not signed up for the ACH system,
                             o  Mail your completed application to CDC Nvest       please call CDC Nvest Funds for a Service
                                Funds, P.O. Box 8551, Boston, MA 02266-8551.       Options Form.


------------------------------------
9-  PROSPECTUS

                                                            FUND SERVICES [logo]
                                                            -------------
                                                           SELLING SHARES

                                      TO SELL SOME OR ALL OF YOUR SHARES


Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."
--------------------------------------------------------------------------------
THROUGH YOUR INVESTMENT DEALER
--------------------------------------------------------------------------------
                                    o Call your investment dealer for
                                      information.
--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------
                                    o Write a letter to request a redemption.
                                      Specify the name of your Fund, class of
                                      shares, account number, the exact
                                      registered account name(s), number of
                                      shares or dollar amount to be redeemed
                                      and the method by which you wish to
                                      receive your proceeds. Additional
                                      materials may be required. See the
                                      section entitled "Selling Shares in
                                      Writing."
                                    o The request must be signed by all of the
[graphic omitted]                     owners of the shares and must include the
                                      capacity in which they are signing, if
                                      appropriate.
                                    o Mail your request by REGULAR mail to CDC
                                      Nvest Funds, P.O. Box 8551, Boston, MA
                                      02266-8551 or by REGISTERED, EXPRESS OR
                                      CERTIFIED mail to CDC Nvest Funds, 66
                                      Brooks Drive, Braintree, MA 02184.
                                    o Your proceeds (less any applicable CDSC)
                                      will be delivered by the method chosen in
                                      your letter. Proceeds delivered by mail
                                      will generally be mailed to you on the
                                      business day after the request is
                                      received in good order.
--------------------------------------------------------------------------------
BY EXCHANGE (See the section entitled "Exchanging Shares" for more details.)
--------------------------------------------------------------------------------
                                    o Obtain a current prospectus for the Fund
                                      into which you are exchanging by calling
                                      your investment dealer or CDC Nvest Funds
[graphic omitted]                     at 800-225-5478.
                                    o Call CDC Nvest Funds or visit
                                      www.cdcnvestfunds.com to request an
                                      exchange.
--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------
                                    o Fill out the "Bank Information" section
                                      on your account application.
                                    o Call CDC Nvest Funds at 800-225-5478,
                                      visit www.cdcnvestfunds.com or indicate
                                      in your redemption request letter
[graphic omitted]                     (see above) that you wish to wire your
                                      proceeds to your bank.
                                    o Proceeds (less any applicable CDSC) will
                                      generally be wired on the next business
                                      day. A wire fee (currently $5.00) will be
                                      deducted from the proceeds.
--------------------------------------------------------------------------------
THROUGH AUTOMATED CLEARING HOUSE
--------------------------------------------------------------------------------
                                    o Ask your bank or credit union whether it
                                      is a member of the ACH system.
                                    o Complete the "Bank Information" section on
                                      your account application.
                                    o If you have not signed up for the ACH
                                      system on your application, please call
                                      CDC Nvest Funds at 800-225-5478 for a
[graphic omitted]                     Service Options Form.
                                    o Call CDC Nvest Funds or visit
                                      www.cdcnvestfunds.com to request an ACH
                                      redemption.
                                    o Proceeds (less any applicable CDSC) will
                                      generally arrive at your bank within three
                                      business days.
--------------------------------------------------------------------------------
BY SYSTEMATIC WITHDRAWAL PLAN (See the section entitled "Additional Investor Services" for more details.)
--------------------------------------------------------------------------------
                                    o Call CDC Nvest Funds 800-225-5478 or your
                                      financial representative for more
[graphic omitted]                     information.
                                    o Because withdrawal payments may have tax
                                      consequences, you should consult your tax
                                      adviser before establishing such a plan.
--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------
                                    o Call CDC Nvest Funds at 800-225-5478 to
                                      choose the method you wish to use to
[graphic omitted]                     redeem your shares. You may receive your
                                      proceeds by mail, by wire or through ACH
                                      (see above).
--------------------------------------------------------------------------------
BY CHECK (for Class A only)
--------------------------------------------------------------------------------
                                    o Select the checkwriting option on your
                                      application and complete the signature
                                      card.
                                    o To add this privilege to an existing
                                      account, call CDC Nvest Funds at
[graphic omitted]                     800-225-5478 for a Service Options Form.
                                    o Each check must be written for $250 or
                                      more.
                                    o You may not close your account by
                                      withdrawal check. Please call your
                                      financial representative or CDC Nvest
                                      Funds to close an account.


                                                 ------------------------------
                                                                PROSPECTUS  -10

[logo] FUND SERVICES
       -------------
       SELLING SHARES IN WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders            A notary public CANNOT provide a signature guarantee.
and is necessary if:                                                    A signature guarantee can be obtained from one of the
                                                                        following sources:
o your address of record has been changed within the past 30
  days;                                                                 o a financial representative or securities dealer;

o you are selling more than $100,000 worth of shares and you            o a federal savings bank, cooperative, or other type of
  are requesting the proceeds by check; or                                bank;

o a proceeds check for any amount is either mailed to an                o a savings and loan or other thrift institution;
  address other than the address of record or not payable
  to the registered owner(s).                                           o a credit union; or

                                                                        o a securities exchange or clearing agency.

The table below shows some situations in which additional documentation may be necessary. Please call your financial representative or CDC Nvest Funds regarding requirements for other account types.

--------------------------------------------------------------------------------
SELLER (ACCOUNT TYPE)                       REQUIREMENTS FOR WRITTEN REQUESTS
--------------------------------------------------------------------------------
 INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP,   o The request must include the
 UGMA/UTMA (MINOR ACCOUNTS)                  signatures of all persons
                                             authorized to sign, including
                                             title, if applicable.
                                           o Signature guarantee, if applicable
                                             (see above).
--------------------------------------------------------------------------------
 CORPORATE OR ASSOCIATION ACCOUNTS         o The request must include the
                                             signatures of all persons
                                             authorized to sign, including
                                             title.
--------------------------------------------------------------------------------
 OWNERS OR TRUSTEES OF TRUST ACCOUNTS      o The request must include the
                                             signatures of all trustees
                                             authorized to sign, including
                                             title.
                                           o If the names of the trustees are
                                             not registered on the account,
                                             please provide a copy of the trust
                                             document certified within the past
                                             60 days.
                                           o Signature guarantee, if applicable
                                             (see above).
--------------------------------------------------------------------------------
 JOINT TENANCY WHOSE CO-TENANTS ARE        o The request must include the
 DECEASED                                    signatures of all surviving
                                             tenants of the  account.
                                           o Copy of the death certificate.
                                           o Signature guarantee if proceeds
                                             check is issued to other than the
                                             surviving tenants.
--------------------------------------------------------------------------------

 POWER OF ATTORNEY (POA)                   o The request must include the
                                             signatures of the attorney-in-
                                             fact, including title.
                                           o A signature guarantee.
                                           o Certified copy of the POA document
                                             stating it is still in full force
                                             and effect, specifying the exact
                                             Fund and account number, and
                                             certified within 30 days of
                                             receipt of instructions.*

--------------------------------------------------------------------------------
 QUALIFIED RETIREMENT BENEFIT PLANS        o The request must include the
 (EXCEPT CDC CDC NVEST FUNDS PROTOTYPE       signatures of all those authorized
 DOCUMENTS)                                  to sign, including title.
                                           o Signature guarantee, if applicable
                                             (see above).
--------------------------------------------------------------------------------
 EXECUTORS OF ESTATES, ADMINISTRATORS,     o The request must include the
 GUARDIANS, CONSERVATORS                     signatures of all those authorized
                                             to sign, including capacity.
                                           o A signature guarantee.
                                           o Certified copy of court document
                                             where signer derives authority,
                                             e.g.: Letters of Administration,
                                             Conservatorship, Letters
                                             Testamentary.*
--------------------------------------------------------------------------------
 INDIVIDUAL RETIREMENT ACCOUNTS            o Additional documentation and
                                             distribution forms are required.
--------------------------------------------------------------------------------
* Certification may be made on court documents by the court, usually certified by the clerk of the court. Power of Attorney certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

--------------------------------------
11-  PROSPECTUS

                                                            FUND SERVICES [logo]
                                                            -------------
                                                        EXCHANGING SHARES

In general, you may exchange shares of your Fund for shares of the other Money Market Fund or a CDC Nvest Fund subject to certain restrictions shown below. An exchange must be for a minimum of $1,000 (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section entitled "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.

--------------------------------------------------------------------------------
EXCHANGE OPTIONS
--------------------------------------------------------------------------------

CLASS A SHARES OF A MONEY MARKET FUND NOT PREVIOUSLY SUBJECT TO A FRONT-END SALES CHARGE OR CDSC MAY EXCHANGE INTO:

o Class A shares of a Money Market Fund without paying a front-end sales charge or CDSC.

o Class A shares of a CDC Nvest Fund other than Money Market Fund, after paying the applicable front-end sales charge and subjecting the new shares to any applicable CDSC.

CLASS A SHARES OF A MONEY MARKET FUND PREVIOUSLY SUBJECT TO A FRONT-END SALES CHARGE OR CDSC MAY EXCHANGE INTO:

o Class A shares of the other Money Market Fund without a front-end sales charge or CDSC.

o Class A shares of a CDC Nvest Fund other than Money Market Fund without paying a front-end sales charge or CDSC (unless you exchanged into a Money Market Fund from shares of the CDC Nvest Short Term Corporate Income Fund ("Corporate Income Fund", formerly Nvest Adjustable Rate U.S. Government
  Fund) purchased before December 1, 1998, in which case you would be required to pay the difference between the front-end sales charge previously paid on your Corporate Income Fund shares and the front-end sales charge currently imposed on other CDC Nvest Funds shares).

CLASS B SHARES OF A MONEY MARKET FUND MAY EXCHANGE INTO:

o Class B shares of the other Money Market Fund without paying a front-end sales charge or CDSC.

o Class B shares of a CDC Nvest Fund other than Money Market Fund subject to its CDSC schedule.

CLASS C SHARES IN ACCOUNTS OF CASH MANAGEMENT TRUST - MONEY MARKET SERIES ESTABLISHED ON OR AFTER DECEMBER 1, 2000 AND THAT HAVE NOT PREVIOUSLY BEEN SUBJECT TO A FRONT-END SALES CHARGE MAY EXCHANGE INTO:

o Class C shares of any CDC Nvest Fund other than Money Market Fund subject to its sales charge and CDSC schedule.

CLASS C SHARES IN ACCOUNTS OF CASH MANAGEMENT TRUST - MONEY MARKET SERIES ESTABLISHED BEFORE DECEMBER 1, 2000 OR THAT HAVE PREVIOUSLY BEEN SUBJECT TO A FRONT-END SALES CHARGE MAY EXCHANGE INTO:

o Class C shares of a CDC Nvest Fund other than Money Market Fund without paying a front-end sales charge.

If you exchange shares of a CDC Nvest Fund other than Money Market Fund into shares of the Money Market Funds, the holding period for purposes of determining the CDSC for Classes A, B or C shares and conversion from Class B into Class A shares stops until you exchange back into shares of another CDC Nvest Fund other than Money Market Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

                                                -------------------------------
                                                                PROSPECTUS  -12

[logo] FUND SERVICES
       -------------
       RESTRICTIONS ON BUYING, SELLING
       AND EXCHANGING SHARES

--------------------------------------------------------------------------------
PURCHASE AND EXCHANGE RESTRICTIONS
--------------------------------------------------------------------------------
Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of purchasing or exchanging shares. The Funds and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interests of the Fund's other shareholders or would disrupt the management of the Fund. The Funds and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given
Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

--------------------------------------------------------------------------------
SELLING RESTRICTIONS
--------------------------------------------------------------------------------
The table below describes restrictions placed on selling shares of any Fund described in this Prospectus:

------------------------------------------------------------------------------------------------------------------------------
RESTRICTION                                                             SITUATION
------------------------------------------------------------------------------------------------------------------------------
The Fund may suspend the right of redemption or postpone payment        o When the New York Stock Exchange (the
for more than 7 days:                                                     "Exchange") is closed other than a
                                                                          weekend/holiday)
                                                                        o During an emergency
                                                                        o Any other period permitted by the SEC

------------------------------------------------------------------------------------------------------------------------------
The Fund reserves the right to suspend account services or refuse       o With a notice of a dispute between registered
transaction requests:                                                     owners
                                                                        o With suspicion/evidence of a fraudulent act

------------------------------------------------------------------------------------------------------------------------------
The Fund may pay the redemption price in whole or in part by a          o When it is detrimental for the Fund to make cash
distribution in kind of readily marketable securities in lieu of          payments as determined in the sole discretion of
cash or may take up to 7 days to pay a redemption request in              the Adviser or subadviser
order to raise capital:

------------------------------------------------------------------------------------------------------------------------------
The Fund may withhold redemption proceeds until the check or            o When redemptions are made within 10 calendar
funds have cleared:                                                       days of purchase by check or ACH of the shares
                                                                          being redeemed
------------------------------------------------------------------------------------------------------------------------------

Telephone redemptions are not accepted for tax-qualified retirement accounts. If you hold certificates representing your shares, they must be sent with your request for it to be honored.
The Fund recommends that certificates be sent by registered mail.

--------------------------------------------------------------------------------
SMALL ACCOUNT REDEMPTION
--------------------------------------------------------------------------------
When the Fund account falls below a set minimum (currently $1,000 as set by the Board of Trustees), the Fund may close your account and send you the proceeds. You will have 60 days after being notified of the Fund's intention to close your account to increase its amount to the set minimum. This does not apply to certain qualified retirement plans or accounts that have fallen below the minimum solely because of fluctuations in the Fund's net asset value per share.

----------------------------------
13-  PROSPECTUS

                                                            FUND SERVICES [logo]
                                                            -------------
                                               HOW FUND SHARES ARE PRICED

"Net asset value" is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:
--------------------------------------------------------------------------------
                     TOTAL MARKET VALUE OF SECURITIES + CASH
                         AND OTHER ASSETS - LIABILITIES
NET ASSET VALUE  = -------------------------------------------------------------
                          NUMBER OF OUTSTANDING SHARES
--------------------------------------------------------------------------------

Fund securities are generally valued at amortized cost on each day that the Exchange is open for trading. Amortized cost approximates market value of the security at the time of purchase. By using amortized cost valuation, the Funds seek to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of their portfolio securities.

The net asset value of Fund shares is determined according to this schedule:

o A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Fund shares will not be priced on the days on which the Exchange is closed for trading.

o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).

o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

*Under limited circumstances, the Distributor may enter into a contractual agreement pursuant to which it may accept orders after 5:00 p.m., but not later than 8:00 p.m.

Generally, during times of substantial economic or market change it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."

                                               --------------------------------
                                                                PROSPECTUS  -14

[box] FUND SERVICES
      -------------
      DIVIDENDS AND DISTRIBUTIONS

The Funds generally distribute most or all of their net investment income (tax exempt and taxable income other than long-term capital gains) in the form of dividends. Each Fund declares dividends for each class daily and pays them monthly. Each Fund expects to distribute all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. The Board of Trustees may adopt a different schedule as long as payments are made at least annually.
Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value, unless you select one of the following alternatives:
o Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value (plus an applicable sales charge or CDSC) in shares of the same class of a Money Market Fund or CDC Nvest Fund registered in your name. Class A shareholders may also have dividends and distributions automatically invested in Class C shares of a CDC Nvest Fund. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services."
o Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of a Money Market Fund or in the same class of another CDC Nvest Fund.
o Receive all distributions in cash.
For more information or to change your distribution option, contact CDC
Nvest Funds in writing or call 800-225-5478.
If you earn more than $10 annually in taxable income from a non-retirement plan CDC Nvest Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

TAX CONSEQUENCES

Each Fund intends to meet all requirements of the under Subchapter M of Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Fund distributions paid to you are taxable whether you receive them in cash or reinvested them in additional shares (except for exempt-interest dividends earned by Tax Exempt Money Market Trust - see below). Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. If you are a corporation investing in a Fund, a portion of these dividends may qualify for the dividends -received deduction provided that you meet certain holding period requirements. Distributions of gains from investments that a Fund owned for more than one year that are designated by a Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain regardless of how long the shareholder has held Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Any gain resulting from the sale of Fund shares will generally be subject to tax. An exchange of Fund shares for shares of another CDC Nvest Fund is treated as a sale, and any resulting gain will generally be subject to federal income tax. If you purchase shares of a Fund shortly before it declares a capital gain distribution or a dividend, a portion of the purchase price may be returned to you as a taxable distribution. Dividends derived from interest on U.S. government securities for the CDC Nvest Cash Management Trust - Money Market Series may be exempt from state and local income taxes. The Fund intends to advise shareholders of the proportion of its dividends that are derived from such interest. You should consult your tax adviser about any federal, state or local taxes that may apply to the distributions you receive.

SPECIAL TAX CONSIDERATIONS FOR TAX EXEMPT MONEY MARKET TRUST

Dividends paid to you as a shareholder of the Tax Exempt Money Market Trust that are derived from interest on Municipal Securities are "exempt-interest dividends" and may be excluded from gross income on your federal tax return. However, if you receive Social Security or railroad retirement benefits, you may be taxed on a portion of those benefits as a result of receiving tax-exempt income. Also, if the Fund invests in "private activity" municipal securities, a portion of the Fund's dividends may constitute a tax preference item subject to the alternative minimum tax.
The Fund may at times purchase tax-exempt securities at a discount from the price at which they were originally issued. For federal income tax purposes, some or all of this market discount will be included in the Fund's ordinary income and will be taxable to you as such when it is distributed to you.

The federal exemption for "exempt-interest dividends" does not necessarily result in exemption from state and local taxes. Distributions of these dividends may be exempt from local and state taxation to the extent they are derived from the state and locality in which you reside. You should check the consequences under your local and state tax laws before investing in the Fund. The Fund will report annually on a state-by-state basis the source of income the Fund receives on tax-exempt bonds that was paid out as dividends during the preceding year.

---------------------------------------
15- PROSPECTUS

                                                           FUND SERVICES [logo]
                                                           -------------
                                            ADDITIONAL INVESTOR SERVICES

RETIREMENT PLANS
CDC Nvest Funds offer a range of retirement plans, including IRAs, SEPs, SARSEPs*, SIMPLE IRAs, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

INVESTMENT BUILDER PROGRAM
This is CDC Nvest Funds' automatic investment plan. You may authorize automatic monthly transfers of $100 or more from your bank checking or savings account to purchase shares of one or more CDC Nvest Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."

DIVIDEND DIVERSIFICATION PROGRAM
This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another CDC Nvest Fund or a Money Market Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value (plus the applicable sales charge or CDSC) on the dividend record date. Before establishing a Dividend Diversification Program into a CDC Nvest Fund or a Money Market Fund, please read its prospectus carefully.

AUTOMATIC EXCHANGE PLAN
CDC Nvest Funds have an automatic exchange plan under which shares of a class of a Fund are automatically exchanged each month for shares of the same class of another CDC Nvest Fund or a Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please refer to the SAI for more information on the Automatic Exchange Plan.

SYSTEMATIC WITHDRAWAL PLAN
This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. To establish a Systematic Withdrawal Plan, please refer to the section entitled "Selling Shares."

CDC NVEST FUNDS PERSONAL ACCESS LINE(R)
This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, press 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

CDC NVEST FUNDS WEB SITE
Visit us at WWW.CDCNVESTFUNDS.COM to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

ELECTRONIC MAIL DELIVERY
This delivery option allows you to receive important fund documents via the Internet instead of in paper form through regular U.S. mail. Eligible documents include confirmation statements, quarterly statements, prospectuses, annual and semiannual reports and proxies. Electronic Delivery will cut down on the amount of paper mail you receive; speed up the availability of your documents; and lower expenses to your fund. To establish this option on your account(s), complete the appropriate section of your new account application or visit us at www.cdcnvestfunds.com.


*Effective January 1, 1997, the Savings Incentive Match Plan for Employees of
 Small Employers (SIMPLE) IRA became available, replacing SARSEP plans. SARSEP plans established prior to January 1, 1997 may remain active and continue to add new employees.

                                           ------------------------------------
                                                                PROSPECTUS  -16

[logo] FUND PERFORMANCE
       ----------------
       The financial highlights tables are intended to help you understand each Fund's financial performance for the last five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with each Fund's financial statements, are incorporated by reference in the SAI, which is available without charge upon request.

            CDC NVEST CASH MANAGEMENT TRUST --
                     MONEY MARKET SERIES

-------------------------------------------------------------------------------------------------------------------------
                                                                   CLASSES A, B, C
-------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED JUNE 30,

                                             1997         1998(A)         1999           2000           2001
-------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of the Year  $ 1.0000        $ 1.0000      $ 1.0000       $ 1.0000       $ 1.0000
                                           ------          ------        ------         ------         ------
-------------------------------------------------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (loss)              0.0467          0.0488        0.0445         0.0498         0.0524
  Net Realized and Unrealized Gain
   (loss) on Investments                    0.0000          0.0000        0.0000         0.0000         0.0000
                                            ------          ------        ------         ------         ------
  Total From Investment Operations          0.0467          0.0488        0.0445         0.0498         0.0524
                                            ------          ------        ------         ------         ------
-------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS
  Dividends From Net Investment Income     (0.0465)(b)     (0.0488)      (0.0445)(b)    (0.0498)(b)    (0.0524)(b)
  Dividends From Net Realized Capital      (0.0002)         0.0000        0.0000         0.0000         0.0000
   Gains                                    -------         ------        ------         ------         ------
  Total Distributions                      (0.0467)        (0.0488)      (0.0445)       (0.0498)       (0.0524)
                                           --------        -------       -------        -------        -------
-------------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of the Year        $ 1.0000        $ 1.0000      $ 1.0000       $ 1.0000       $ 1.0000
                                           =======         =======       =======        =======        =======
-------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (%)                             4.8             5.0           4.6            5.1            5.4
-------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA
  Ratio of Operating Expenses
   to Average Net Assets (%)                  0.88            0.84          0.84           0.84           0.84
  Ratio of Net Investment Income
   to Average Net Assets (%)                  4.66            4.88          4.46           4.96           5.27
  Net Assets, End of Year (000,000)       $    699       $     607      $    665       $    604       $    545
-------------------------------------------------------------------------------------------------------------------------

The subadviser to the Fund prior June 1, 2001 was Back Bay Advisors, L.P. Effective June 1, 2001, Reich & Tang Asset Management, LLC became subadviser to the Fund.

(A) Class C shares commenced operations March 1, 1998.

(B) Including net realized gain (loss) on investments.


----------------------------------------
17-  PROSPECTUS

                                                      FUND PERFORMANCE [logo]


CDC NVEST TAX EXEMPT MONEY MARKET
  TRUST

--------------------------------------------------------------------------------------------------------------------

                                                                      CLASSES A AND B
--------------------------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED JUNE 30,
                                              1997           1998          1999           2000           2001
--------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of the Year   $ 1.0000       $ 1.0000       $ 1.0000     $ 1.0000        $ 1.0000
                                            ------         ------         ------       ------          ------
--------------------------------------------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (loss)               0.0314         0.0323         0.0276       0.0309          0.0317
  Net Realized and Unrealized Gain
   (loss) on Investments                     0.0001         0.0000         0.0000       0.0000          0.0000
                                             ------         ------         ------       ------          ------
  Total From Investment Operations           0.0315         0.0323         0.0276       0.0309          0.0317
                                             ------         ------         ------       ------          ------
--------------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS
  Dividends From Net Investment Income      (0.0315)(a)   (0. 0323)       (0.0276)     (0.0309)(a)     (0.0317)
                                            --------      --------       --------      --------        --------
  Total Distributions                       (0.0315)      (0. 0323)       (0.0276)     (0.0309)        (0.0317)
                                            -------       --------       --------      -------         -------
  Net Asset Value, End of the Year         $ 1.0000       $ 1.0000       $ 1.0000     $ 1.0000        $ 1.0000
                                            =======        =======        =======      =======         =======
--------------------------------------------------------------------------------------------------------------------
   TOTAL RETURN (% (C)                          3.2            3.3            2.8          3.1             3.2
--------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA
  Ratio of Operating Expenses
   to Average Net Assets
   After Expense Reductions (%)(b)             0.56           0.60           0.65         0.65            0.86
  Ratio of Net Investment Income
   to Average Net Assets (%)                   3.17           3.23           2.76         3.10            3.20
  Net Assets, End of Year (000,000)        $     68       $     74       $     85      $    72         $    47
--------------------------------------------------------------------------------------------------------------------

The subadviser to the Fund prior June 1, 2001 was Back Bay Advisors, L.P. Effective June 1, 2001, Reich & Tang Asset Management, LLC became subadviser to the Fund.

(a) Including net realized gain (loss) on investments.

(b) After giving effect to the expense limitation and fee waiver in effect through August 31, 2000.

(c) Had certain expenses not been reduced during the period, total returns would have been lower.


                                            -----------------------------------
                                                                PROSPECTUS  -18

GLOSSARY OF TERMS

BANKERS' ACCEPTANCE -- A bill of exchange drawn on and accepted by a bank. The bank as the drawee of the bill becomes responsible for payment of the bill at maturity.

BID PRICE -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

CAPITAL GAIN DISTRIBUTIONS -- Payments to a Fund's shareholders of profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

CREDIT RATING -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Rating Service, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Investors Services, Inc ("Fitch"). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's are generally considered investment grade.

DISCOUNTED PRICE -- The difference between a bond's current market price and its face or redemption value.

DIVERSIFICATION -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

DIVIDEND YIELD -- The current or estimated annual dividend divided by the market price per share of a security.

DURATION -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.

INCOME DISTRIBUTIONS -- Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

INFLATION -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

INTEREST RATE -- Rate of interest charged for the use of money, usually expressed at an annual rate.

MATURITY -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

NET ASSET VALUE (NAV) -- The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a Fund's total net assets by the number of shares outstanding.

REPURCHASE AGREEMENT -- An agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed upon price.

TOTAL RETURN -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of a Fund.

VARIABLE OR FLOATING-RATE DEBT SECURITIES -- Securities which pay a rate of interest that is adjusted on a periodic basis and determined by reference to a prescribed formula.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD -- The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

YIELD-TO-MATURITY -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

--------------------------------------
19-  PROSPECTUS

                                    NOTES --


                                    -------------------------------------------
                                                                PROSPECTUS  -20

            IF YOU WOULD LIKE MORE INFORMATION ABOUT THE FUNDS, THE
              FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

   ANNUAL AND SEMIANNUAL REPORTS -- Provide additional information about each Fund's investments. To reduce costs, we mail one copy per household. For more copies call CDC IXIS Asset Management Distributors, L.P. at the number below.

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- Provides more detailed information about the Funds and their investment limitations and policies, has been filed with the SEC and is incorporated into this Prospectus by reference.

TO ORDER A FREE COPY OF A FUND'S ANNUAL OR SEMIANNUAL REPORT OR ITS SAI, CONTACT
                YOUR FINANCIAL REPRESENTATIVE, OR THE FUNDS AT:
                 CDC IXIS Asset Management Distributors, L.P.,
                     399 Boylston Street, Boston, MA 02116
                            Telephone: 800-225-5478
                        Internet: www.cdcnvestfunds.com

 Your financial representative or CDC Nvest Funds will also be happy to answer your questions or to provide any additional information that you may require.

 You can review and copy a Fund's reports and SAI at the Public Reference Room of the SEC in Washington, D.C. Text-only copies are available free from the
                     Commission's Web site at: www.sec.gov.

  Copies of these publications are also available for a fee and information on the operation of the Public Reference Room may be obtained by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing or calling the
                       Public Reference Room of the SEC,
                          Washington, D.C. 20549-0102
                           Telephone: 1-202-942-8090

CDC IXIS Asset Management Distributors, L.P., and other firms selling shares of
 CDC Nvest Funds are members of the National Association of Securities Dealers,
  Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program.
   The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting their Web site at www.NASDR.com.

                   (Investment Company Act File No. 811-2819)
                   (Investment Company Act File No. 811-3658)

              CDC NVEST CASH MANAGEMENT TRUST - MONEY MARKET SERIES
                     CDC NVEST TAX EXEMPT MONEY MARKET TRUST

       Supplement dated September 1, 2001 to CDC Nvest Money Market Funds Statement of Additional Information ("SAI") for CDC Nvest Cash Management Trust - Money Market Series (Classes A, B and C) and CDC Nvest Tax Exempt
          Money Market Trust (Classes A and B) dated September 1, 2001


At a special shareholder meeting on September 28, 2001, shareholders of CDC Nvest Cash Management Trust - Money Market Series and CDC Nvest Tax Exempt Money Market Trust (each a "Fund" and collectively, the "Funds") will consider proposals to approve: (1) new subadvisory agreements (the "New Subadvisory Agreements") among each Fund, CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers"), the Fund's adviser, and Reich & Tang Asset Management, LLC, the new subadviser; and (2) new investment policies and restrictions (the "New Investment Restrictions") for each Fund. Shareholders of CDC Nvest Cash Management Trust - Money Market Series will also consider a proposal to approve a new advisory agreement (the "New Advisory Agreement") between CDC Nvest Cash Management Trust, on behalf of its Money Market Series, and CDC IXIS Advisers.

In May 2001, the Board of Trustees approved an interim subadvisory agreement for each Fund effective June 1, 2001 and continuing in effect until such time as the shareholders of the Funds approve the New Subadvisory Agreements to replace them or, if earlier, for 150 days. The current advisory agreement for CDC Nvest Cash Management Trust - Money Market Series and each Fund's current investment restrictions will also remain in effect until New Advisory Agreement and the New Investment Restrictions are approved. Upon shareholder approval, the New Subadvisory Agreements, the New Advisory Agreement and the New Investment Restrictions will go into effect on October 1, 2001. In the event that a Fund's shareholders do not approve the New Subadvisory Agreements prior to the expiration of the 150-day period, shareholders will be notified and the Board will consider alternative arrangements for the management of that Fund's investment portfolio.

Until the New Advisory Agreement, New Subadvisory Agreements and New Investment Restrictions are approved by shareholders, the advisory fees, subadvisory fees, and investment restrictions in the SAI are replaced with the following:

CDC Nvest Cash Management Trust - Money Market Series

Management fee payable by Fund to CDC IXIS Advisers (including any subadviser fees payable) (as a percentage of average daily net assets of the Fund)

0.425% of the first $500 million
0.40% of the next $500 million
0.35% of the next $500 million
0.30% of the next $500 million and
0.25% in excess of $2 billion


Subadvisory Fee payable by the Fund (as a percentage of average daily net assets of the Fund)

0.205% of the first $500 million
0.18% of the next $500 million
0.16% of the next $500 million
0.14% of the next $500 million and
0.12% of such assets in excess of $2 billion

CDC Nvest Tax Exempt Money Market Trust

Subadvisory Fee payable by the Fund (as a percentage of average daily net assets of the Fund)

0.20% of the first $100 million and
0.15% of such assets in excess of $100 million


CDC Nvest Cash Management Trust - Money Market Series

The Fund will not:

(1) Purchase any security (other than U.S. Government Securities and repurchase agreements relating thereto) if, as a result, more than 5% of the Fund's total assets (taken at current value) would be invested in securities of a single issuer. This restriction applies to securities subject to repurchase agreements but not to the repurchase agreements themselves;

(2) Purchase any security if, as a result of such purchase, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. This restriction does not apply to U.S. Government Securities and bank obligations. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents;

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales;

(4) Acquire more than 10% of the total value of any class of the outstanding securities of an issuer or acquire more than 10% of the outstanding voting securities of an issuer. This restriction does not apply to U.S. Government Securities;

(5) Borrow money, except as a temporary measure for extraordinary or emergency purposes (but not for the purpose of investment) up to an amount not in excess of the lower of (i) 10% of its total assets (taken at cost) and
      (ii) 5% of such total assets (taken at current value);

(6) Pledge, mortgage or hypothecate more than 10% of its total assets (taken at cost);

(7) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old;

(8) Purchase or retain securities of any issuer if, to the knowledge of the Fund, officers and Trustees of the Fund or officers and directors of any investment adviser of the Fund who individually own beneficially more than 1/2 of 1% of the securities of that issuer, together own beneficially more than 5%;

(9) Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its objective and investment policies. This restriction does not apply to repurchase agreements;

(10) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or commodity contracts or real estate. This restriction does not prevent the Fund from purchasing securities of companies investing in real estate or of companies which are not principally engaged in the business of buying or selling such leases, rights or contracts;

(11) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

(12)  Make investments for the purpose of exercising control or management;

(13) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with other accounts under the management of Back Bay Advisors to reduce acquisition costs, to average prices among them, or to facilitate such transactions, is not considered participating in a trading account in securities);

(14)  Write or purchase puts, calls or combinations thereof; or

(15) Invest in the securities of other investment companies, except in connection with a merger, consolidation or similar transaction.

CDC Nvest Tax Exempt Money Market Trust

      The Fund will not:

(1) Purchase any security if, as a result, more than 5% of the Fund's total assets (based on current value) would then be invested in the securities of a single issuer. This limitation does not apply to U.S. Government Securities. The limitation applies to securities subject to credit enhancement, but guarantors, insurers, issuers of puts and letters of credit and other parties providing credit enhancement are not considered issuers for purposes of the restriction, although investment in such securities may be limited by applicable regulatory restrictions. The restriction also applies to securities subject to repurchase agreements but not to the repurchase agreements themselves. (The SEC staff currently takes the position that only fully collateralized repurchase agreements may be excluded from such restriction);

(2) Purchase voting securities or make investments for the purpose of exercising control or management;

(3) Invest more than 25% of its total assets in industrial development bonds which are based, directly or indirectly, on the credit of private entities in any one industry or in securities of private issuers in any one industry. (In the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries.);

(4) Participate on a joint or joint and several basis in any trading account in securities;

(5) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of securities transactions;

(6) Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of its total assets taken at cost, except that the Fund may enter into reverse repurchase agreements. The Fund will not, however, borrow or enter into reverse repurchase agreements if the value of the Fund's assets would be less than 300% of its borrowing and reverse repurchase agreement obligations. In addition, when borrowings (other than reverse repurchase agreements) exceed 5% of the Fund's total assets (taken at current value), the Fund will not purchase additional portfolio securities. Permissible borrowings and reverse repurchase agreements will be entered into solely for the purpose of facilitating the orderly sale of portfolio securities to accommodate redemption requests;

(7) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into loan participations and repurchase agreements;

(8) Pledge, mortgage or hypothecate its assets except in connection with reverse repurchase agreements and except to secure temporary borrowings permitted by restriction (6) above in aggregate amounts not to exceed 10% of its net assets taken at cost at the time of the incurrence of such borrowings;

(9) Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

(10) Invest in securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions, or in connection with a merger, consolidation, reorganization or similar transaction. Under the 1940 Act the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company;

(11) Purchase or retain securities of an issuer if, to the knowledge of the Fund, officers, Trustees or directors of the Fund or any investment adviser of the Fund who individually own beneficially more than 1/2 of 1% of the shares or securities of that issuer together own beneficially more than 5% of such shares or securities;

(12) Purchase securities of any company which has (with predecessor businesses and entities) a record of less than three years' continuing operation or purchase securities whose source of repayment is based, directly or indirectly, on the credit of such a company, except (i) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, or (ii) Municipal Securities which are rated by at least two nationally recognized municipal bond rating services, if as a result more than 5% of the total assets of the Fund (taken at current value) would be invested in such securities;

(13) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or commodity contracts or real estate (except that the Fund may buy Municipal Securities or other permitted investments secured by real estate or interests therein); or

(14) Write or purchase puts, calls, warrants, straddles, spreads or combinations thereof, except that the Fund may purchase puts as described under "Investment Objectives and Policies -- Tax Exempt Money Market Trust -- Purchase of Securities with Rights to Put Securities to Seller" and may purchase Municipal Securities on a "when-issued" basis as described above under "Investment Objectives and Policies -- Tax Exempt Money Market Trust -- When-Issued Securities";


BOTH FUNDS

      No Fund will purchase any security restricted as to disposition under federal securities laws if, as a result, more than 10% of such Fund's net assets would be invested in such securities or in other securities that are illiquid. The Funds have implemented procedures to determine the liquidity of Section 4(2) commercial paper purchased by the Funds for purposes of determining whether the Fund's limit on the purchases of illiquid securities has been met.

      The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are "illiquid" securities. Each Fund currently intends to conduct its operations in a manner consistent with this view. In addition, certain loan participations may be "illiquid" securities for this purpose.


                                                                      SP151-0901

[LOGO]  CDC NVEST FUNDS(SM)
          CDC IXIS Asset Management Distributors
--------------------------------------------------------------------------------

CDC NVEST MONEY MARKET FUNDS

CDC NVEST CASH MANAGEMENT TRUST -- MONEY MARKET SERIES
CDC NVEST TAX EXEMPT MONEY MARKET TRUST

Statement of Additional Information
September 1, 2001

This Statement of Additional Information (the "Statement") is not a prospectus. This Statement relates to the prospectus of CDC Nvest Cash Management Trust for Classes A, B and C shares and CDC Nvest Tax Exempt Money Market Trust (the "Trusts" and each a "Trust") for Classes A and B shares dated September 1, 2001, (the "Prospectus"), and should be read in conjunction therewith. A copy of the Prospectus may be obtained from CDC IXIS Asset Management Distributors, L.P. (the "Distributor", formerly Nvest Funds Distributor, L.P.), Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116, by calling CDC Nvest Funds at 800-225-5478 or by placing an order online at www.cdcnvestfunds.com.

The Trusts' financial statements and accompanying notes are incorporated by reference into this Statement. Each Trust's annual and semiannual report contains additional performance information and is available upon request and without charge by calling 800-225-5478.


                                Table of Contents

                                                                          Page
                                                                          ----

   Investment Objectives and Policies                                       2
   Investment Restrictions                                                  6
   Management of the Funds                                                  8
   Investment Advisory, Subadvisory, Distribution and Other Services       10
   Portfolio Transactions                                                  14
   Performance                                                             15
   Description of the Funds and Ownership of Shares                        16
   How to Buy Shares                                                       19
   Shareholder Services                                                    20
            Open Accounts                                                  20
            Automatic Investment Plans                                     20
            Retirement Plans Offering Tax Benefits                         20
            Systematic Withdrawal Plans                                    21
            Dividend Diversification Program                               21
            Exchange Privilege                                             21
            Automatic Exchange Plan                                        22
            Self-Servicing Your Account                                    24
   Redemptions                                                             26
   Net Income, Dividends and Valuation                                     28
   Tax-Free Investing                                                      30
   Taxes                                                                   30
   Financial Statements                                                    32
   Appendix A - Description of Certain CDC Nvest Cash Management
                  Trust - Money Market Series Investments                  A-1
   Appendix B - Description of Certain CDC Nvest Tax Exempt Money
                  Market Trust Investments                                 B-1
   Appendix C - Ratings of Corporate and Municipal Bonds, Commercial
                  Paper and Short-Term Tax- Exempt Obligations             C-1
   Appendix D - Media that May Contain Fund Information                    D-1
   Appendix E - Advertising and Promotional Literature                     E-1
                                                                       XM33-0901

--------------------------------------------------------------------------------
                       INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

GENERAL

     The investment objectives and policies of CDC Nvest Cash Management Trust - Money Market Series and CDC Nvest Tax Exempt Money Market Trust (together, the "Money Market Funds," or the "Funds," and each a "Fund") are summarized in the Prospectus under "Goals, Strategies & Risks."

     The investment policies and types of permitted investments of each Fund set forth below and in the Prospectus may be changed without shareholder approval except that the investment objective of each Fund, and any investment policy expressly identified as fundamental, may not be changed without the approval of a majority of the outstanding voting securities of that Fund.

     The terms "shareholder approval" and "majority of the outstanding voting securities" as used in the Prospectus and this Statement each refer to approval by (A) 67% or more of the voting shares of the applicable Fund present at a meeting, if the holders of more than 50% of the outstanding voting shares of such Fund are present or represented by proxy; or (B) more than 50% of the outstanding voting shares of such Fund, whichever is less.

CASH MANAGEMENT TRUST - MONEY MARKET SERIES


         The Fund will invest only in securities which the Fund's subadviser, Reich & Tang Asset Management, LLC ("Reich & Tang"), acting under guidelines established by the CDC Nvest Cash Management Trust's Board of Trustees, has determined are of high quality and present minimal credit risk. For a description of certain of the money market instruments in which the Fund may invest, and the related descriptions of the ratings of Standard and Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch Investors Service, Inc. ("Fitch"), see Appendices A and C to this Statement. Money market instruments maturing in less than one year may yield less than obligations of comparable quality having longer maturities.

     The Fund's investments may include certificates of deposit, bankers' acceptances and other U.S. dollar-denominated obligations of banks whose net assets exceed $100 million. These obligations may be issued by U.S. banks, foreign banks (including their U.S. branches) or foreign branches and subsidiaries of U.S. banks. Obligations of foreign banks may be subject to foreign economic, political and legal risks. Such risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, difficulties in obtaining and enforcing a judgment against a foreign obligor, exchange control regulations (including currency blockage), and the expropriation or nationalization of assets or deposits. Foreign branches of U.S. banks and foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches and banks may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, record keeping and the public availability of information. Obligations of such branches or banks will be purchased only when Reich & Tang believes the risks are minimal.


     The Fund may also invest in U.S. government securities that include all securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities ("U.S. government securities"). Some U.S. government securities are backed by the full faith and credit of the United States, some are supported by the discretionary authority of the U.S. government to purchase the issuer's obligations (e.g., obligations of the Federal National Mortgage Association), some by the right of the issuer to borrow from the U.S. government (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the issuer itself (e.g., obligations of the Student Loan Marketing Association).

     All of the Fund's investments at the time of purchase (other than U.S. government securities and repurchase agreements relating thereto) generally will be rated in the two highest rating categories as rated by a major credit agency or, if unrated, will be of comparable quality as determined by the Fund's subadviser under guidelines approved by the CDC Nvest Cash Management Trust's Board of Trustees.

     Considerations of liquidity, safety and preservation of capital may preclude the Fund from investing in money market instruments paying the highest available yield at a particular time. The Fund, consistent with its investment objective, attempts to maximize yields by engaging in portfolio trading and by buying and selling portfolio investments in anticipation of, or in response to, changing economic and money market conditions and trends. The Fund also seeks to take advantage of what are believed to be temporary disparities in the yields of the different segments or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations to be purchased by the Fund, may result in frequent changes in the portfolio composition of the Fund. There are usually no brokerage commissions paid by the Fund in connection with the purchase of securities of the type in which it invests. See "Portfolio Transactions" and "Investment Restrictions."


TAX EXEMPT MONEY MARKET TRUST


     As described in the Prospectus, the Fund seeks to achieve its objective through investment in a diversified portfolio consisting primarily of high quality, short-term fixed, variable and floating rate debt securities the interest on which is, in the opinion of bond counsel for the issuers of the securities or other reliable authority at the time of their issuance, exempt from federal income taxation ("Municipal Securities"). Municipal Securities are generally obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or by or on behalf of multi-state agencies or authorities. The Fund will only invest in Municipal Securities which are (i) short-term notes rated MIG-2 or better by Moody's or SP-2 or better by S&P (ii) municipal bonds rated Aa or better by Moody's or AA or better by S&P with a remaining maturity of 397 days or less whose issuer has comparable short-term obligations that are rated in the top rating category by Moody's or S&P and (iii) other types of Municipal Securities, including commercial paper, rated P-2 by Moody's or A-2 by S&P or unrated Municipal Securities determined to be of comparable quality by the Fund's subadviser under guidelines approved by the CDC Nvest Tax Exempt Money Market Trust's Board of Trustees, subject to any limitations imposed by Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). For a more complete description of various types of Municipal Securities and the meanings of the ratings assigned to them by Moody's and S&P, see Appendices B and C to this Statement. The Fund expects that at least 95% of all dividends paid by the Fund in any given year will be exempt from federal income tax. See "Taxes."

     As indicated in the Prospectus, the Fund may elect on a temporary basis to hold cash or to invest in obligations other than Municipal Securities when such action is deemed advisable by Reich & Tang. For example, the Fund might hold cash or make such temporary investments: (i) due to market conditions; (ii) in the event of the scarcity of suitable Municipal Securities; (iii) pending investment of proceeds from subscriptions for Fund shares or from the sale of portfolio securities; or (iv) in anticipation of redemptions. The Fund will limit its investments in obligations other than Municipal Securities to "money market securities" such as (i) U.S. government securities, (ii) high quality short-term domestic certificates of deposit, commercial paper and domestic bankers' acceptances and other high quality money market instruments, or (iii) repurchase agreements with brokers, dealers and banks relating to Municipal or U.S. government securities. The interest earned on money market securities is not exempt from federal income tax and will generally be taxable to shareholders as ordinary income. The ability of the Fund to invest in such taxable money market securities is limited by a requirement of the Internal Revenue Code (the "Code") that at least 50% of the Fund's total assets be invested in Municipal Securities at the end of each quarter of the Fund's fiscal year (see "Taxes") and by a fundamental policy of the Fund which requires that during periods of normal market conditions the Fund will not purchase any security if, as a result, less than 80% of the Fund's net assets would then be invested in Municipal Securities.

     As described in the Prospectus, the Fund may invest in variable or floating rate Municipal Securities. These obligations pay a rate of interest adjusted on a periodic basis and determined by reference to a prescribed formula. Such obligations will be subject to prepayment without penalty, at the option of either the Fund or the issuer, and may be backed by letters of credit or similar arrangements where necessary to ensure that the obligations are of appropriate investment quality. Reich & Tang intends to evaluate the credit of the issuers of these obligations and the providers of credit support no less frequently than quarterly.


     The price stability and liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market securities, because the taxable money market is a broader and more liquid market with a greater number of investors, issuers and market makers than the short-term Municipal Securities market and because the average portfolio maturity of a money market fund will generally be shorter than the average portfolio maturity of a tax exempt money fund such as the Fund. Adverse economic, business or political developments might affect all or a substantial portion of the Fund's Municipal Securities in the same manner. The issuer of a Municipal Security may make payments from money raised through a variety of sources, such as (i) the issuer's general taxing power; (ii) a specific type of tax such as a property tax; or (iii) a particular facility or project such as a highway. The ability of an issuer to make these payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer.

When-Issued Securities

     The Tax Exempt Money Market Trust may purchase Municipal Securities on a when-issued basis, which means that delivery and payment for the securities normally occur between 15 to 45 days after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. Pending delivery of securities purchased on a when-issued basis, the amount of the purchase price will be held in liquid assets such as cash or high quality debt obligations. Such obligations and cash will be maintained in a separate account with the Fund's custodian in an amount equal on a daily basis to the amount of the Fund's when-issued commitments. By committing itself to purchase Municipal Securities on a when-issued basis, the Fund subjects itself to market and credit risks on such commitments as well as such risks otherwise applicable to its portfolio securities. Therefore, to the extent the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets will vary from $1.00 per share. (See "Net Income, Dividends and Valuation.") The Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities. However, the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Such sales may result in capital gains that are not exempt from federal income taxes. When the time comes to pay for when-issued securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the when-issued securities (which may have a value greater or less than the Fund's payment obligation).

Purchase of Securities with Rights to Put Securities to Seller

     The Tax Exempt Money Market Trust has authority to purchase securities, including Municipal Securities, at a price which would result in a yield-to-maturity ratio lower than that generally offered by the seller at the time of purchase if the Fund simultaneously acquires the right to sell the securities back to the seller at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally called a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity and to permit the Fund to meet redemptions while remaining as fully invested as possible in Municipal Securities. The Fund will acquire puts only from recognized securities dealers.

     For the purposes of asset valuation, the Fund will not ascribe any value to puts. The Fund will rarely pay specific consideration for them (although typically the yield on a security that is subject to a put will be lower than for an otherwise comparable security that is not subject to a put). In no event will the specific consideration paid for puts held in the Fund's portfolio at any time exceed 1/2 of 1% of the Fund's net assets. Puts purchased by the Fund will generally not be marketable and the Fund's ability to exercise puts will depend on the creditworthiness of the other party to the transaction.

BOTH FUNDS

Asset-backed Securities

     Each Fund may invest in asset-backed securities. The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose vehicles, assets such as automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to a Collateralized Mortgage Obligation structure. Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are pre-paid, the Fund will ordinarily reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, the Fund's ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

Repurchase Agreements

     As noted in the Prospectus, each Fund may enter into repurchase agreements, which are agreements pursuant to which the Fund purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford each Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. While the underlying security may be a U.S. government security (in the case of either Fund), a Municipal Security (in the case of the Tax Exempt Money Market Trust) or another type of high quality money market instrument, the obligation of the seller is not guaranteed by the U.S. government, the issuer of the Municipal Security, or the issuer of any other high quality money market instrument underlying the agreement, and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, in case of such a default, a Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period, and (c) inability to enforce rights and the expenses involved in attempted enforcement. Each Fund will enter into repurchase agreements only where the market value of the underlying security equals or exceeds the repurchase price, and each Fund will require the seller to provide additional collateral if this market value falls below the repurchase price at any time during the term of the repurchase agreement.

     As described in the Prospectus, all of each Fund's investments will be in U.S. dollars and will be determined to present minimal credit risks by the subadviser under guidelines established by each Trust's Board of Trustees. Also, all of each Fund's investments will, at the time of investment, have remaining maturities of 397 days or less. The dollar-weighted average maturity of each Fund's portfolio securities will not exceed 90 days at the time of each investment. If the disposition of a portfolio security results in a dollar-weighted average portfolio maturity in excess of 90 days for any Fund, such Fund will invest its available cash in such a manner as to reduce its dollar-weighted average portfolio maturity to 90 days or less as soon as reasonably practicable. For the purposes of the foregoing maturity restrictions, variable rate instruments which are scheduled to mature in more than 397 days are treated as having a maturity equal to the longer of (i) the period remaining until the next readjustment of the interest rate and (ii) if the Fund is entitled to demand prepayment of the instrument, the notice period remaining before the Fund is entitled to such prepayment; other variable rate instruments are treated as having a maturity equal to the shorter of such periods. Floating rate instruments which are scheduled to mature in more than 397 days are treated as having a maturity equal to the notice period remaining before the Fund is entitled to demand prepayment of the instrument; other floating rate instruments, and all such instruments which are U.S. government securities, are treated as having a maturity of one day.

     The value of the securities in each Fund can be expected to vary inversely with changes in prevailing interest rates. Thus, if interest rates increase after a security is purchased, that security, if sold, might be sold at a loss. Conversely, if interest rates decline after purchase, the security, if sold, might be sold at a profit. In either instance, if the security were held to maturity, no gain or loss would normally be realized as a result of these fluctuations. Substantial redemptions of the shares of any Fund might require the sale of portfolio investments of that Fund at a time when a sale might not be desirable.

     After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund but neither event will require a sale of such security by such Fund. However, such event will be considered in determining whether the Fund should continue to hold the security. To the extent that the ratings given by Moody's or S&P (or another nationally recognized statistical rating organization ("NRSRO") approved by the Securities and Exchange Commission (the "SEC")) may change as a result of changes in such organizations or their rating systems, each Fund will, in accordance with standards approved by the relevant Board of Trustees, attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus.

--------------------------------------------------------------------------------
                             INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------


     The following is a list of each Fund's investment restrictions. The restrictions set forth in the numbered paragraphs below (except paragraphs (9) and (10) for each of Cash Management Trust and paragraphs and Tax Exempt Money Market Trust) are fundamental policies and, accordingly, will not be changed without the consent of the holders of a majority of the outstanding voting securities of the applicable Fund. Except in the case of restrictions marked with a dagger (+) below, the percentages set forth below and the percentage limitations set forth in the Prospectus will apply at the time of purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.


CASH MANAGEMENT TRUST - MONEY MARKET SERIES

The Fund will not:


(1) Purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer; provided however, this limitation does not apply to government securities as defined in the 1940 Act;

(2) Purchase any security (other than U.S. government securities and bank obligations) if, as a result, more than 25% of the Fund's total assets (taken at market value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents;


(3) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act;


(4) Borrow money except for temporary or emergency purposes; provided, however, that the Fund may loan securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost;


(5) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided however, that this restriction does not apply to repurchase agreements or loans of portfolio securities;

(6) Purchase or sell commodities, except that the Fund may purchase and sell future contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities;


(7) Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;


(8) Act as underwriter except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

(9)  Write or purchase puts, calls or combinations thereof; or


(10)+ Purchase any security restricted as to disposition under the federal securities laws if, as a result, more than 10% of the Fund's net assets would be invested in such securities or in other securities that are illiquid, including repurchase agreements maturing in more than seven days and certain loan participations.


TAX EXEMPT MONEY MARKET TRUST

         The Fund will not:

(1) Purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer; provided, however, this limitation does not apply to government securities as defined in the 1940 Act;

(2) Purchase any security (other than U.S. government securities and bank obligations) if, as a result, more than 25% of the Fund's total assets (taken at market value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents;


(3) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of securities transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act;

(4) Borrow money except for temporary or emergency purposes; provided, however, that the Fund may loan securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets at cost;

(5) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided, however, that this restriction does not apply to repurchase agreements or loans of portfolio securities;

(6) Act as an underwriter, except to the extent that in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

(7) Purchase or sell commodities, except that the Fund may purchase and sell future contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities;

(8) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

(9) Write or purchase puts, calls, warrants, straddles, spreads or combinations thereof, except that the Fund may purchase puts and may purchase Municipal Securities on a "when-issued" basis each as described in its Registration Statement.


(10)+ Purchase any security restricted as to disposition under the federal securities laws if, as a result, more than 10% of the Fund's net assets would be invested in such securities or in other securities that are illiquid, including repurchase agreements maturing in more than seven days and certain loan participations.

     For the purpose of the foregoing investment restrictions, the identification of the "issuer" of Municipal Securities which are not general obligation bonds (see Appendix B) is made by Reich & Tang on the basis of the characteristics of the obligation, the most significant of which is the source of funds for the payment of principal and interest on such securities. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government of such subdivision, and the obligation is based solely on the assets and revenues of such subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of industrial development bonds (see Appendix B), if the bond is backed only by the assets and revenues of the non-governmental issuer, the non-governmental issuer would be regarded as the sole issuer.


--------------------------------------------------------------------------------
                             MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


     Each Fund is governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds and review the Funds' performances.


Trustees

     The trustees of the Trusts, their position with the Trusts (underlined), and their ages (in parentheses), addresses and principal occupations during at least the past five years are listed below. Those marked with an asterisk (*) may be deemed to be an "interested person" of the Trusts as defined in the 1940 Act.

GRAHAM T. ALLISON, JR.--Trustee (61); 79 John F. Kennedy Street, Cambridge,
          Massachusetts 02138; Member of the Contract Review and Governance Committee for the Trusts; Douglas Dillon Professor and Director for the Belfer Center of Science and International Affairs, John F. Kennedy School of Government, Harvard University; Special Advisor to the United States Secretary of Defense; formerly, Assistant Secretary of Defense; formerly, Dean, John F. Kennedy School of Government.

DANIEL M. CAIN -- Trustee (56); 452 Fifth Avenue, New York, New York 10018;
          Chairman of the Audit Committee for the Trusts; President and CEO, Cain Brothers & Company, Incorporated (investment banking); Trustee, Universal Health Realty Income Trust (NYSE), eBenX, Inc. (NASDAQ); and Board Member, Norman Rockwell Museum; Sharon Hospital, National Committee for Quality Healthcare, and Columbia University School of Business.

KENNETH J. COWAN -- Trustee (69); One Beach Drive, S.E. #2103, St. Petersburg,
          Florida 33701; Chairman of the Contract Review and Governance Committee for the Trusts; Retired; formerly, Senior Vice President-Finance and Chief Financial Officer, Blue Cross of Massachusetts, Inc. and Blue Shield of Massachusetts, Inc.; formerly, Director, Neworld Bank for Savings and Neworld Bancorp.

RICHARD DARMAN -- Trustee (58); 1001 Pennsylvania Avenue, N.W., Washington,
          D.C. 20004; Member of the Contract Review and Governance Committee for the Trusts; Partner, The Carlyle Group (investments); Public Service Professor, John F. Kennedy School of Government, Harvard University; Trustee, Council for Excellence in Government (not for profit); Director, Frontier Ventures (personal investment); Director, Telcom Ventures (telecommunications); Director, Prime Communications (cable communications); Director, Neptune Communications (undersea cable systems); formerly, Director of the U.S. Office of Management and Budget and a member of President Bush's Cabinet; formerly, Managing Director, Shearson Lehman Brothers (investments).

*JOHN T. HAILER -- President and Trustee (40); President and Chief Executive
          Officer, the Distributor; Director and Executive Vice President, CDC IXIS Asset Management Distribution Corporation (formerly Nvest Distribution Corporation); President and Chief Executive Officer, CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers", formerly Nvest Funds Management, L.P.); formerly, Senior Vice President, Fidelity Investments Institutional Services Company; formerly, Senior Vice President and Director of Retail Business Development, Putnam Investments; Director, Home for Little Wanderers.

SANDRA O. MOOSE -- Trustee (59); Exchange Place, Boston, Massachusetts 02109;
         Member of the Audit Committee for the Trusts; Senior Vice President and Director, The Boston Consulting Group, Inc. (management consulting); Director, Verizon Communications (communication services); Director, Rohm and Haas Company (specialty chemicals); Trustee, Boston Public Library Foundation; Board of Overseers, Museum of Fine Arts and Beth

          Israel/New England Deaconess Hospital; Director, Alfred P. Sloan Foundation, Harvard Graduate School Society Council; Member, Visiting Committee, Harvard School of Public Health.

JOHN A. SHANE -- Trustee (68); 200 Unicorn Drive, Woburn, Massachusetts 01801;
          Member of the Audit Committee for the Trusts; President, Palmer Service Corporation (venture capital organization); Director, Arch Communications Group, Inc. (paging service); Director, Eastern Bank Corporation; Director, Gensym Corporation (developer of expert system software); Director, Overland Data, Inc. (manufacturer of computer tape drives).

*PETER S. VOSS -- Chairman of the Board, Chief Executive Officer and Trustee
          (54); Director, President and Chief Executive Officer, CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America", formerly Nvest Companies, L.P.); Director, CDC IXIS Asset Management Services, Inc. ("CIS", formerly Nvest Services Company, Inc.); Director, CDC IXIS Asset Management Distribution Corporation; Director of various affiliates of CDC IXIS Advisers; formerly, Board Member, Investment Company Institute and United Way of Massachusetts Bay; Committee Member, New York Stock Exchange listed Company Advisory Committee.

PENDLETON P. WHITE -- Trustee (70); 6 Breckenridge Lane, Savannah, Georgia
          31411; Member of the Contract Review and Governance Committee for the Trusts; Retired; formerly, President and Chairman of the Executive Committee, Studwell Associates (executive search consultants); formerly, Trustee, The Faulkner Corporation (community hospital corporation).

The Contract Review and Governance Committee of the Funds is comprised solely of disinterested trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the adviser or subadviser and the Funds, and governance matters relating to the Funds.

The Audit Committee of the Funds is comprised solely of disinterested trustees and considers matters relating to the scope and results of the Funds' audits and serves as a forum in which the independent accountants can raise any issues or problems identified in the audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies, regulations of the SEC and Internal Revenue Service (the "IRS") as well as operational issues relating to the transfer agent.

Officers

     Officers of the Trusts, in addition to Messrs. Hailer and Voss, and their positions with the Trusts (underlined), their ages (in parentheses) and principal occupations during at least the past five years are listed below.


THOMAS P. CUNNINGHAM -- Treasurer (55); Senior Vice President, CIS; Senior
          Vice President, CDC IXIS Advisers; formerly, Vice President, Allmerica Financial Life Insurance and Annuity Company; formerly, Treasurer, Allmerica Investment Trust; formerly, Vice President, First Data Investor Services Group.

JOHN E. PELLETIER -- Secretary and Clerk (37); Senior Vice President, CDC IXIS
          Asset Management Distribution Corporation; Senior Vice President, General Counsel, Secretary and Clerk, the Distributor; Senior Vice President, General Counsel, Secretary and Clerk, CDC IXIS Advisers; Director and Executive Vice President, General Counsel, Secretary and Clerk, CIS; formerly, Senior Vice President and General Counsel, Funds Distributor, Inc. (mutual funds service company); formerly, Vice President and General Counsel, Boston Institutional Group (mutual funds service company); formerly, Senior Vice President and General Counsel, Financial Research Corporation.


     Each person listed above holds the same position(s) with both Trusts. Previous positions during the past five years with the Distributor, or CDC IXIS Advisers are omitted, if not materially different from a trustee's or officer's current position with such entity. As indicated below under "Trustee Fees", each of the trustees is also a director or trustee of several other investment companies for which the Distributor acts as principal underwriter.

     Except as indicated above, the address of each trustee and officer of the Trusts is 399 Boylston Street, Boston, Massachusetts 02116.

Trustee Fees

     Neither Trust pays compensation to its officers, or to its trustees who are "interested persons" of the Trusts as defined in the 1940 Act.


     Each trustee who is not an interested person of the Trusts receives, in the aggregate for serving on the Board of Trustees of the Trusts, CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III and CDC Nvest Companies Trust I (all six trusts collectively, the "CDC Nvest Funds Trusts"), comprising as of June 30, 2000 a total of 22 mutual fund portfolios, a retainer fee at the annual rate of $40,000 and meeting attendance fees of $3,500 for each meeting of the Board of Trustees he or she attends. Each committee member receives an additional retainer fee at the annual rate of $6,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $6,000 fee) at the annual rate of $4,000. These fees are allocated among the mutual fund portfolios in the CDC Nvest Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund.

     During the fiscal year ended June 30, 2001, the trustees of the Trusts received the amounts set forth in the following table for serving as a trustee of the Trusts; and during the year ended December 31, 2000, such persons received the amounts set forth below for serving as trustee the CDC Nvest Funds Trusts.

                              Aggregate           Aggregate           Pension or
                            Compensation      Compensation from       Retirement
                           from CDC Nvest       CDC Nvest Tax      Benefits Accrued                    Total Compensation
                           Cash Management      Exempt Money       as Part of Fund       Estimated     from the CDC Nvest
                            Trust in the       Market Trust in     Expenses in the        Annual       Funds Trusts in the
                             Year Ended        the Year Ended         Year Ended       Benefits Upon       Year Ended
   Name of Trustee         June 30, 2001*      June 30, 2001*       June 30, 2001*      Retirement      December 31, 2000
   ---------------         --------------      --------------       --------------      ----------      -----------------
Graham T. Allison, Jr.         $5,163              $1,134                 $0                $0               $60,000
Daniel M. Cain                 $5,490              $1,205                 $0                $0               $64,000
Kenneth J. Cowan               $5,490              $1,205                 $0                $0               $64,000
Richard Darman                 $5,163              $1,134                 $0                $0               $60,000
Sandra O. Moose                $5,163              $1,134                 $0                $0               $60,000
John A. Shane                  $5,163              $1,134                 $0                $0               $60,000
Pendleton P. White             $5,163              $1,134                 $0                $0               $60,000

----------
*Amounts include payments deferred by trustees for the fiscal year ended June 30, 2001. The total amount of deferred compensation accrued for all of the CDC Nvest Funds Trusts as of June 30, 2001 for the trustees follows: Allison:
$864,557.37; Cain: $103,437.71; Cowan: $122,491.26; Darman: $97,652.69.


     The Funds provide no pension or retirement benefits to trustees, but have adopted a deferred payment arrangement under which each trustee may elect not to receive fees from each Fund on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in a Fund or Funds selected by the trustee on the normal payment date for such fees. Each Fund posts a deferred trustee fee liability in an amount equal to its pro rata share of the deferred fees. As a result of this arrangement, each Fund, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates.


--------------------------------------------------------------------------------
        INVESTMENT ADVISORY, SUBADVISORY, DISTRIBUTION AND OTHER SERVICES
--------------------------------------------------------------------------------

Investment Advisory and Subadvisory Agreements


     Pursuant to separate advisory agreements with Cash Management Trust - Money Market Series and with Tax Exempt Money Market Trust (the "Advisory Agreements"), CDC IXIS Advisers has agreed, subject to the supervision of the Board of Trustees of the relevant Trust, to manage the investment and reinvestment of the assets of each Fund and to provide a range of administrative services, including executive and other personnel, to each Fund. In addition to overseeing the management of the Funds, CDC IXIS Advisers provides executive and other personnel for the management of the Trusts. For the services described in the advisory agreements, each Fund has agreed to pay CDC IXIS Advisers a management fee set forth in the following table, reduced by the amount of any subadvisory fee paid by the Fund to Reich & Tang (as described below):

                                                      Management fee payable by Fund to CDC IXIS Advisers
                                                      (includes any subadviser fees payable)
                  Fund                                (as a percentage of average daily net assets of the Fund)

       Cash Management Trust - Money Market Series    0.400% of the first $500 million
                                                      0.375% of the next $500 million
                                                      0.325% of the next $500 million
                                                      0.275% of the next $500 million and
                                                      0.225% of amounts in excess of $2 billion

              Tax Exempt Money Market Trust           0.400% of the first $100 million and
                                                      0.300% of amounts in excess of $100 million

     The Advisory Agreements each provide that CDC IXIS Advisers may delegate its responsibilities thereunder to other parties. Pursuant to separate subadvisory agreements, each dated October 1, 2001 (the "Subadvisory Agreements"), CDC IXIS Advisers has delegated responsibilities for managing the investment and reinvestment of each Fund to Reich & Tang as subadviser. For providing such subadvisory services to the Funds, each Fund pays Reich & Tang the following fee:


                                                       Subadvisory fee payable by the Fund
                  Fund                                 (as a percentage of average daily net assets of the Fund)
                  ----                                 ---------------------------------------------------------

      Cash Management Trust - Money Market Series      0.170% of the first $250 million
                                                       0.140% of the next $250 million
                                                       0.130% of the next $500 million
                                                       0.100% of amounts in excess of $1 billion

             Tax Exempt Money Market Trust             0.170% of the first $250 million
                                                       0.140% of the next $250 million
                                                       0.130% of the next $500 million
                                                       0.100% of amounts in excess of $1 billion


     Prior to June 1, 2001, Back Bay Advisors, L.P. ("Back Bay Advisors") served as subadviser to each Fund. For the fiscal years ended June 30, 1999, 2000 and 2001, the Cash Management Trust - Money Market Series paid management fees of $1,713,918, $1,827,365 and $1,343,924 to CDC IXIS Advisers. During the fiscal years ended June 30, 1999, 2000 and the period from July 1, 2000 to May 31, 2001, Back Bay Advisors received subadvisory fees of $1,527,291, $1,620,119 and $1,224,574. For the period from June 1, 2001 to June 30, 2001 Reich & Tang did not receive any subadvisory fees.

     From January 2, 1996 to August 31, 2000 CDC IXIS Advisers and Back Bay Advisors each agreed to proportionately reduce their fee and/or pay the charges, expenses and fees of Tax Exempt Money Market Trust (not including fees payable to the trustees who are not "interested persons" of the Trust as defined in the 1940 Act) to the extent necessary to limit the Fund's expenses to an annual rate of 0.65% of average net assets. For the fiscal years ended June 30, 1999, 2000 and 2001, gross management fees (which include gross subadvisory fees) payable to CDC IXIS Advisers of $310,993, $318,953 and $221,852 were reduced by $118,782, $109,957 and $19,486, respectively, resulting in net management fees of $192,211, $208,996 and $202,366. Gross subadvisory fees payable to Back Bay Advisors of $155,496, $159,476 and $110,926 were reduced by $59,391, $54,978 and
$9,743, respectively, resulting in net subadvisory feesof $96,105, $104,498 and $101,183, respectively, as a result of this expense limitation.

     In addition to the management fees paid to CDC IXIS Advisers and the subadvisory fees paid to Reich & Tang, each Fund pays the Distributor for providing certain accounting and administrative services. The amount of the payments is based on the allocated costs that the Distributor incurs in providing these services.

     In General.


     CDC IXIS Advisers, formed in 1995, is a limited partnership whose sole general partner, CDC IXIS Asset Management Distribution Corporation, is a wholly-owned subsidiary of CDC IXIS Asset Management Holdings, LLC ("CDC IXIS Asset Management Holdings", formerly Nvest Holdings, L.P.), which in turn is a wholly-owned subsidiary of CDC IXIS North America. CDC IXIS Asset Management Distribution Corporation is also the sole general partner of the Distributor, and the sole shareholder of CIS, the transfer and dividend disbursing agent of the Funds. CDC IXIS North America owns the entire limited partnership interest in each of CDC IXIS Advisers and the Distributor. CIS has subcontracted certain of its obligations as the transfer and dividend disbursing agent and administrator of the Funds to third parties.


     CDC IXIS North America is part of the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution which, in turn, is wholly-owned by the French government. CDC IXIS North America is wholly-owned by CDC IXIS Asset Management, a French entity that is part of Caisse des Depots et Consignations.


     The fourteen principal subsidiary or affiliated asset management firms of CDC IXIS North America, collectively, have more than $131 billion of assets under management or administration as of June 30, 2001.

     Reich & Tang Asset Management, LLC is a registered investment adviser whose origins date back to 1970. CDC IXIS North America is the managing member and owner of a 99.5% membership interest in Reich & Tang, a limited liability company. CDC IXIS Asset Management Holdings is the owner of the remaining 0.5% membership interest in Reich & Tang.

     Each Fund pays all expenses not borne by CDC IXIS Advisers or Reich & Tang including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Funds and the Trusts' independent trustees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of each of the Fund's adviser, subadviser(s) or their affiliates, other than affiliated registered investment companies. Each Fund also pays CDC IXIS Advisers for certain legal and accounting services provided to the Fund by CDC IXIS Advisers.


     Each Fund's Advisory Agreement and Subadvisory Agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the trustees who are not "interested persons" of the relevant Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Each Fund has received an exemptive order from the SEC, which permits CDC IXIS Advisers to amend or continue existing subadvisory agreements without shareholder approval when approved by the Fund's Board of Trustees. The exemption also permits CDC IXIS Advisers to enter into new subadvisory agreements with subadvisers that are not affiliated with CDC IXIS Advisers, if approved by the Fund's Board of Trustees. Shareholders will be notified of any subadviser changes. Each Advisory Agreement and Subadvisory Agreement may be terminated without penalty by vote of the Board of Trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the relevant Fund, upon 60 days' written notice, or by the Fund's adviser upon 90 days' written notice, and each terminates automatically in the event of its assignment. Each Subadvisory Agreement also may be terminated by the Fund's subadviser upon 90 days' notice and automatically terminates upon termination of the related Advisory Agreement.


     Each Fund's Advisory Agreement and Subadvisory Agreement provides that CDC IXIS Advisers or Reich & Tang shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

     Certain officers and employees of Reich & Tang have responsibility for portfolio management of other advisory accounts and clients of Reich & Tang (including other registered investment companies and accounts of affiliates of Reich & Tang) that may invest in securities in which the Funds also invest. If Reich & Tang determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Reich & Tang to the participating accounts. Where advisory accounts have competing interests in a limited investment opportunity, Reich & Tang will allocate an investment purchase opportunity based on the relative time the competing accounts have had funds available for investment, and the relative amounts of available funds, and will allocate an investment sale opportunity based on relative cash requirements and the time the competing accounts have had investments available for sale. It is Reich & Tang's policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients. It is believed that the ability of the Funds to participate in larger volume transactions in this manner will in some cases produce better executions for the Funds. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to a Fund or the price at which a security may be sold. The trustees are of the view that the benefits of retaining Reich & Tang as subadviser to each of the Funds outweigh the disadvantages, if any, that may result from participating in such transactions.


Distribution Agreement

     Under separate agreements with each Fund, the Distributor acts as the distributor of each class of the Funds' shares, which are sold at net asset value without any sales charge. The Distributor receives no compensation from the Funds or purchasers of Fund shares for acting as distributor. Under these agreements, the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. Under the agreements, the Distributor pays promotion and distribution expenses relating to the sale of Fund shares, including the cost of preparing, printing and distributing prospectuses used in offering shares of the Funds for sale. Each Fund pays the cost of registering and qualifying its shares under state and federal securities laws.


     The Distributor pays investment dealers a service fee in order to compensate them for services they provide and expenses they incur in connection with the establishment or maintenance of shareholder accounts in the Funds. The service fee is paid quarterly at an annual rate equal to the following percentages of average Fund net assets, including reinvested dividends, in accounts serviced by the investment dealer during the year. The fee is not a direct or indirect expense of the Funds or their shareholders and does not affect the Funds' yields.


         The table below sets forth the service fee:

         Average Daily Net Asset Balance                         Fee
         -------------------------------                         ---
         $0 - 5 million                                          none
         $ over 5 million to 10 million                          .05%
         $ over 10 million                                       .10%


     The Distributor controls the words "CDC Nvest" in the names of the Trusts and the Funds and if it should cease to be the distributor, CDC Nvest Cash Management Trust, CDC Nvest Tax Exempt Money Market Trust or the affected Fund may be required to change their names and delete these words or letters. The Distributor also acts as principal underwriter for the CDC Kobrick Investment Trust, CDC Nvest Funds Trust I, CDC Nvest Trust II, CDC Nvest Funds Trust III and CDC Nvest Companies Trust I and their constituent funds. The address of the Distributor is 399 Boylston Street, Boston, Massachusetts 02116.


     The Distributor may publish information about the Funds in the media described in Appendix D and may include information in advertising and sales literature as described in Appendix E.

Independent Accountants


     The Trusts' independent accountants are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. The independent accountants conduct an annual audit of each Fund's financial statements, assist in the preparation of federal and state income tax returns and consult with the Trusts as to matters of accounting and federal and state income taxation. The information concerning financial highlights in the Prospectus, and financial statements contained in the Funds' annual reports for the year ended June 30, 2001 and incorporated by reference into this Statement, have been so included in reliance on the reports of the Trusts' independent accountants, given on the authority of said firm as experts in auditing and accounting.


Custodial Arrangements

     State Street Bank and Trust Company ("State Street Bank"), 225 Franklin Street, Boston, Massachusetts 02110, is the Trusts' custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to each

Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to each Fund. Upon instruction, State Street Bank receives and delivers cash and securities of each Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to each Fund's portfolio securities. State Street Bank also maintains certain accounts and records of the Trusts and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

Other Arrangements


     Pursuant to a contract between the Trusts and CIS, CIS acts as shareholder servicing and transfer agent for the Funds and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Funds' shares. The Funds pay servicing fees for Class A, B and C shares representing the higher dollar amount based upon either of the following calculations: (1) the annualized rate of 0.239% on the pro rata portion of each Fund's average daily net assets to the extent that the Total Eligible CDC Nvest Assets (as defined below) are equal or less than $650 million; 0.200% on the pro rata portion of each Fund's average daily net assets to the extent that the Total Eligible CDC Nvest are Assets greater than $650 million and up to $5.65 billion; and 0.195% on the pro rata portion of each Fund's average daily net assets to the extent that the Total Eligible CDC Nvest Assets are greater than $5.65 billion; or (2) pro rata portion of the annual aggregate minimum fee of $1.55 million. Each Class of shares is subject to an annual class minimum of $18,000. "Total Eligible CDC Nvest Assets" means the average daily net assets of all money market funds offered within the CDC Nvest Family of Funds for which there are exchange privileges among the funds (currently the CDC Nvest Money Market Funds). The aggregate amount of fees paid by the Funds to CIS for these services during the three most recent fiscal years of the Funds were as follows:

                            Fund                    Fiscal Year Ended June 30,
-------------------------------------------   ------------------------------------
                                                 1999         2000          2001
                                                 ----         ----          ----
Cash Management Trust - Money Market Series   $1,672,122   $1,507,132   $1,429,264
Tax Exempt Money Market Trust                 $   69,140   $   72,061   $  108,053


     CIS has subcontracted with State Street Bank for it to provide, through its subsidiary, Boston Financial Data Services, Inc. ("BFDS"), transaction processing, mail and other services. For these services, CIS pays BFDS a monthly per account fee.

     In addition, during the fiscal year ended June 30, 2001, CIS performed certain accounting and administrative services for the Funds, pursuant to an Administrative Services Agreement (the "Administrative Agreement"). Under the Administrative Agreement, CIS provides the following services to the Funds: (i) personnel that perform bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Funds, (ii) services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Funds or regulatory authorities and reports and questionnaires for SEC compliance, and
(iii) various registrations and filings required by various regulatory authorities. Subject to certain minimums, the Money Market Funds, CDC Nvest Equity Funds, CDC Nvest Income Funds, CDC Nvest Star Funds, CDC Tax Free Funds and Kobrick Funds (altogether, the "CDC Nvest Funds") pay CIS a fee equal to the annual rate of 0.0350% of the first $5 billion of the Funds' average daily net assets, 0.0325% of the next $5 billion of the Funds' average daily net assets and 0.0300% of the Funds' average daily net assets in excess of $10 billion for these services.


     For these services, CIS received fees from the Funds for the fiscal years ending June 30, 1999, 2000 and 2001:

                 Fund                                Fiscal Year Ended June 30,
-------------------------------------------       ------------------------------
                                                    1999        2000      2001
                                                    ----        ----      ----
Cash Management Trust - Money Market Series       $191,303   $264,886   $233,970
Tax Exempt Money Market Trust                     $ 32,738   $ 28,480   $ 20,954

--------------------------------------------------------------------------------
                             PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

In General

     Each Fund's purchases and sales of portfolio securities are usually principal transactions. Portfolio securities are generally purchased directly from the issuer, from banks and financial institutions or from an underwriter or market maker for the securities. There are usually no brokerage commissions paid for such purchases and each Fund at present does not anticipate paying brokerage commissions. Should any Fund pay a brokerage commission on a particular transaction, such Fund would seek to effect the transaction at the most favorable available combination of best execution and lowest commission. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. During the fiscal years ended June 30, 1999, 2000 and 2001, the Funds did not incur any brokerage fees in connection with portfolio transactions.

     No portfolio transactions are executed with Reich & Tang, or its affiliates acting as principal. In addition, each Fund will not buy bankers' acceptances, certificates of deposit or commercial paper from Reich & Tang or its affiliates.

     The frequency of transactions and their allocation to various dealers is determined by Reich & Tang in its best judgment and in a manner deemed in the best interest of shareholders of each Fund. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

     Investment decisions for each Fund will be made independently from those for any other accounts or investment companies that may be or become managed by Reich & Tang or its affiliates. If, however, any Fund and other investment companies or accounts managed by Reich & Tang are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by a Fund or the size of the position obtainable for a Fund. In addition, when purchases or sales of the same security for each Fund and for other investment companies managed by Reich & Tang occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchasers or sellers.


     The Board of Trustees of each Trust has requested that Reich & Tang seek to reduce underwriting commissions or similar fees on Fund portfolio transactions through certain methods currently available. It is not expected that these methods will result in material reductions. The Boards have not requested that Reich & Tang or its affiliates attempt to join underwriting syndicates to reduce underwriting commissions or fees.


Tax Exempt Money Market Trust

     It is expected that the Tax Exempt Money Market Trust's portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price.

--------------------------------------------------------------------------------
                                   PERFORMANCE
--------------------------------------------------------------------------------

     From time to time, the Funds may use performance data in advertisements and promotional material. These results may include comparisons to the average daily yields of money market funds reporting to IBC/Donoghue's Money Fund Report ("Donoghue's"), including comparisons of such average yields for funds considered by Donoghue's to be in the same category as each of the Funds. See "Net Income, Dividends and Valuation" below for an explanation of how the Funds calculate yield and "effective" (or "compound") yield.

     The Funds' advertising and sales literature may refer to historical, current and prospective political, social, economic and financial trends and developments that affect domestic and international investment as it relates to any of the CDC Nvest Funds. The Funds' advertising and sales literature may include historical and current performance and total returns of investment alternatives to the CDC Nvest Funds. Articles, releases, advertising and literature may discuss the range of services offered by the Trusts, the Distributor, and the transfer agent of the Funds, with respect to investing in shares of the Funds and customer service. Such materials may discuss the multiple classes of shares available through the Trusts and their features and benefits, including the details of the pricing structure.

     The Distributor may make reference in its advertising and sales literature to awards, citations and honor bestowed on it by industry organizations and other observers and raters, including, but not limited to Dalbar's Quality Tested Service Seal and Key Honors Award. Such reference may explain the criteria for the award, indicate the nature and significance of the honor and provide statistical and other information about the award and the Distributor's selection, including, but not limited to, the scores and categories in which the Distributor excelled, the names of funds and fund companies that have previously won the award and comparative information and data about those against whom the Distributor competed for the award, honor or citation.

     The Distributor may publish, allude to or incorporate in its advertising and sales literature testimonials from shareholders, clients, brokers who sell or own shares, broker-dealers, industry organizations and officials and other members of the public, including, but not limited to, fund performance, features and attributes, or service and assistance provided by departments within the organization, employees or associates of the Distributor.

     The Funds may enter into arrangements with banks exempted from broker-dealer registration under the Securities Exchange Act of 1934. Advertising and sales literature developed to publicize such arrangements will explain the relationship of such bank to the CDC Nvest Funds and the Distributor as well as the services provided by the bank relative to the Funds. The material may identify the bank by name and discuss the history of the bank including, but not limited to, the type of bank, its asset size, the nature of its business and services and its status and standing in the industry.

     In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and the Funds' prospective shareholders. These materials may include, but are not limited to, discussions of college planning, retirement planning and reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

--------------------------------------------------------------------------------
                DESCRIPTION OF THE FUNDS AND OWNERSHIP OF SHARES
--------------------------------------------------------------------------------

     CDC Nvest Cash Management Trust was organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (a "Declaration of Trust") dated June 5, 1980. The Trust commenced operations on October 3, 1980 by acquiring all the assets and liabilities of NEL Cash Management Account, Inc., which commenced operations on July 10, 1978. The Trust was established with the same investment objective, policies, restrictions and investment adviser as NEL Cash Management Account, Inc. then had. The name of the Trust has changed several times since its organization - from the date of its organization to September 1986, the name of the Trust was "NEL Cash Management Trust"; from September 1986 to April 1992, its name was "New England Cash Management Trust"; from April 1992 to April 1994, its name was "TNE Cash Management Trust"; from April 1994 to February 2000, its name was "New England Cash Management Trust"; from February 2000 until April 2001 the name of the Trust was "Nvest Cash Management Trust"; and since May 2001 the name of the Trust has been "CDC Nvest Cash Management Trust". The Money Market Series is the only series of CDC Nvest Cash Management Trust currently in existence. The Fund has three classes of shares (Classes A, B and C) available for purchase. The Trust is a diversified, open-end management investment company.

     CDC Nvest Tax Exempt Money Market Trust was organized as a Massachusetts business trust under the laws of Massachusetts by a Declaration of Trust dated January 18, 1983, and commenced operations on April 21, 1983. The name of the Trust has changed several times since its organization - from the date of its organization to September 1986, the name of the Trust was "NEL Tax Exempt Money Market Trust"; from September 1986 to April 1992, its name was "New England Tax Exempt Money Market Trust"; from April 1992 to April 1994, its name was "TNE Tax Exempt Money Market Trust"; from April 1994 to February 2000, its name was "New England Tax Exempt Money Market Trust"; from February 2000 until April 2001 the name of the Trust was "Nvest Cash Management Trust"; and since May 2001 the name of the Trust has been "CDC Nvest Tax Exempt Money Market Trust". Only one series of CDC Nvest Tax Exempt Money Market Trust is currently in existence; it has two classes of shares (Classes A and B) available for purchase. The Trust is a diversified, open-end management investment company.

     Classes A, B and C shares of the CDC Nvest Cash Management Trust - Money Market Series and Classes A and B shares of the CDC Nvest Tax Exempt Money Market Trust are identical except that the classes have different exchange privileges, as set forth in detail in the Prospectus. All expenses of each Fund (including advisory and subadvisory fees but excluding transfer agency fees and expenses of printing and mailing Prospectuses to shareholders are borne by Classes A, B and C shares of the CDC Nvest Cash Management Trust - Money Market Series and Classes A and B shares of the CDC Nvest Cash Management Trust on a pro rata basis. The Class A, Class B, and Class C structure could be terminated should certain IRS rulings be rescinded.

     Each Declaration of Trust currently permits each Trust's trustees to issue an unlimited number of full and fractional shares of each Fund. Each Fund is represented by a particular series of shares. Each Declaration of Trust further permits each Trust's trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as the trustees may determine. When you invest in a Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive annual or quarterly dividends as determined by the respective Trust's Board of Trustees and to cast a vote for each share you own at stockholder meetings. The shares of each Fund have no pre-emptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Fund or otherwise, shareholders of each series of shares are entitled to share pro rata in the net assets belonging to that series then available for distribution to such shareholders. Each Declaration of Trust also permits the trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

     If a Trust were to issue shares of more than one series, the assets received by each series of the Trust from the issue or sale of shares of each series thereof and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that series. The underlying assets of each series are segregated and are charged with the expenses in respect of that series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging specifically to a particular series are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each series of the Trust, certain expenses may be legally chargeable against the assets of both series.

     Each Declaration of Trust also permits each Trust's Board of Trustees, without shareholder approval, to subdivide any series or class of shares into various sub-series or sub-classes participating in the same portfolio with such dividend preferences and other rights as the trustees may designate. While each Trust's Board of Trustees has no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements that might affect various classes of shareholders differently. Each Trust's Board of Trustees may also, without shareholder approval, establish one or more additional series or classes or merge two or more series or classes. At such time as the trustees of the Trusts create another series, the Trusts would become a "series" company as that term is used in Section 18(f) of the 1940 Act.

     Each Declaration of Trust provides for the perpetual existence of the Trusts. Either Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Fund affected. Similarly, any class within a Fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. While each Declaration of Trust further provides that the Board of Trustees may also terminate the relevant Trust upon written notice to its shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

Voting Rights

     Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and may vote (to the extent described below) in the election of trustees and the termination of the Funds and on other matters submitted to the vote of shareholders.

     The Declaration of Trust for each Trust provides that, on any matter submitted to a vote of all Trust shareholders, all of a Trust's shares entitled to vote shall be voted together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-

2 under the 1940 Act provides in effect that a series or class shall be deemed to be affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of such series or class. On matters affecting an individual series or class, only shareholders of that series or class are entitled to vote. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

     There will normally be no meetings of shareholders for the purpose of electing trustees except that in accordance with the 1940 Act (i) each Trust will hold a meeting of its shareholders for the election of Trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, trustees of the Tax Exempt Money Market Trust may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Fund's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

     Upon written request by the holders of shares having a net asset value of $25,000 or constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Tax Exempt Money Market Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

     Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

     No amendment may be made to a Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the relevant Trust except (i) to change the name of the Trust or a series thereof or to cure technical problems in the Declaration of Trust, (ii) to establish and designate new series or classes of Trust shares, and (iii) to establish, designate or modify new and existing series or classes of Trust shares or modify other provisions relating to Trust shares in response to applicable laws or regulations, or, in the case of the Tax Exempt Money Market Trust, in order to convert the Fund into a "series" company. If one or more new series of either Trust is established and designated by the trustees, the shareholders having beneficial interests in the Funds described in this Statement shall not be entitled to vote on matters exclusively affecting such new series, such matters including, without limitation, the adoption of or any change in the investment objectives, policies or restrictions of the new series and the approval of the investment advisory contracts of the new series. Similarly, the shareholders of the new series shall not be entitled to vote on any such matters as they affect the Funds.

Shareholder and Trustee Liability

     Under Massachusetts law, a Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declarations of Trust disclaim shareholder liability for acts or obligations of a Fund and require that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by a Trust or its trustees. The Declarations of Trust provide for indemnification out of the assets of a Fund for all loss and expense of any shareholder held personally liable for the obligations of that Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

     Each Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of each Trust provide for indemnification by the Trust of the trustees and the officers of the relevant Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Each Trust offers only its own Funds' shares for sale, but it is possible that a Trust might become liable for any misstatements in a Prospectus that relate to another Trust. The trustees of each Trust have considered this potential liability and approved the use of the combined Prospectus for Funds of both Trusts.

Code of Ethics

     The Funds, their advisers and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permits employees to invest in securities for their own accounts, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

Ownership of Shares


     As of August 17, 2001, to the Trusts' knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes set forth below. At August 1, 2001, the officers and trustees of the Trusts as a group owned less than 1% of the outstanding shares of each Fund.


Fund                                                          Shareholder and Address            Ownership Percentage
----                                                          -----------------------            --------------------
Cash Management Trust - Money Market Series
Class C shares                                                Walt J. Everson Ttee                        6.33%
                                                              Celia Everson Irrev Trust
                                                              UA DTD 12/01/1989
                                                              96000 Overseas Highway Apt X42
                                                              Key Largo, FL 33037-2157

Tax Exempt Money Market Trust

Class B shares                                                Donaldson Lufkin Jenrette                   33.38%
                                                              Securities Corporation Inc.
                                                              P.O. Box 2052
                                                              Jersey City, NJ 07303-2052

                                                              Lisa C. Hester Cust                         18.23%
                                                              Montez A. Watson
                                                              Unif Trans Min Act - GA
                                                              812 Lodgeview Drive
                                                              Bethlehem, GA 30620-1728

                                                              Donaldson Lufkin Jenrette                   10.68%
                                                              Securities Corporation Inc.
                                                              P.O. Box 2052
                                                              Jersey City, NJ 07303-2052

                                                              Judith A. Gizara                            6.51%
                                                              56 Old County Road
                                                              Mason, NH 03048-4308

--------------------------------------------------------------------------------
                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

     The procedures for purchasing shares of the Funds are summarized in the Prospectus. Under certain conditions, exceptions may be made to the policies listed here and in the Prospectus, subject to senior management approval. All purchases made by check should be drawn on U.S. banks and payable in U.S. dollars and made payable to CDC Nvest Funds, or, in the case of a retirement account, the custodian or trustee. Shares of each Fund are offered for sale continuously at their respective net asset values, which the Funds seek to maintain at a constant $1.00 per share. See "Net Income, Dividends and Valuation" in this Statement. There is no sales charge to purchase the Funds' shares. The minimum initial investment is $2,500, with a $100 minimum for subsequent investments. There are reduced initial investment minimums for certain investments described below under "Shareholder Services."

     Shares may also be purchased either in writing, by phone, by electronic funds transfer using Automated Clearing House ("ACH"), or by exchange as described in the Prospectus through firms that are members of the National Association of Securities Dealers, Inc. and that have selling agreements with the Distributor. You may also use CDC Nvest Funds Personal Access Line(R) (800-225-5478, press 1) or CDC Nvest Funds Web site (www.cdcnvestfunds.com) to purchase Fund shares. For more information, see the section entitled "Shareholder Services" in this Statement.

     A shareholder may purchase additional shares electronically through the ACH system so long as the shareholder's bank or credit union is a member of the ACH system and the shareholder has a completed, approved ACH application on file. Banks may charge a fee for transmitting funds by wire. With respect to shares purchased by federal funds, shareholders should bear in mind that wire transfers may take two or more hours to complete.

     If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules as summarized in the Prospectus may apply.

--------------------------------------------------------------------------------
                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

Open Accounts

     Except for investors who own shares through certain broker "street names" or retirement plan arrangements, each shareholder's investment is automatically credited to a separate open account maintained for the shareholder by State Street Bank, and the shareholder will receive a daily statement disclosing the current balance of shares owned in the shareholder's account and the details of all transactions in that account for the day; however, if there were no transactions other than dividend declarations during a month, the shareholder will only receive a quarterly statement. After the close of each calendar year, State Street Bank will send the shareholder a statement for each of his or her accounts providing federal tax information on dividends and distributions paid during the year including information as to that percentage, if any, of Tax Exempt Money Market Trust dividends that are not exempt from federal income taxation. Shareholders should retain this as a permanent record. CIS reserves the right to charge a fee for providing duplicate information.

     The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. Certificates will not be issued for Class B, or Class C shares.

     The costs of maintaining the open account system are paid by the Funds and no direct charges are made to shareholders. Although the Funds have no present intention of making such direct charges to shareholders, they each reserve the right to do so. Shareholders will receive prior notice before any such charges are made.

Automatic Investment Plans (Classes A, B and C shares)

     Subject to each Fund's investor eligibility requirements, investors may automatically invest in additional shares of a Fund on a monthly basis by authorizing the Distributor to draw checks on an investor's bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments, and are forwarded to CIS for investment in the Fund. A plan may be opened with an initial investment of $100 or more and thereafter regular monthly checks of $100 or more will be drawn on the investor's account. The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the Prospectus. An Investment Builder application must be completed to open an automatic investment plan. An application may be found in the Prospectus or may be obtained by calling the Distributor at 800-225-5478 or your investment dealer.

     This program is voluntary and may be terminated at any time by CIS upon notice to existing plan participants.

     The Investment Builder Program plan may be discontinued at any time by the investor by written notice to CIS, which must be received at least five business days prior to any payment date. The plan may be discontinued by State Street Bank at any time without prior notice if any check is not paid upon presentation; or by written notice to you at least thirty days prior to any payment date. State Street Bank is under no obligation to notify shareholders as to the nonpayment of any check.

Retirement Plans Offering Tax Benefits - Cash Management Trust - Money Market Series (Classes A, B and C shares)

     The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Cash Management Trust - Money Market Series or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations (403(b) plans).

     The reduced minimum initial investment available to retirement plans offering tax benefits is referred to in the Prospectus. For these plans, initial investments in the Fund must be at least $250 for each participant in corporate pension and profit sharing plans and Keogh plans, at least $500 for IRAs and at least $100 for any subsequent investments. There is a special initial and subsequent investment minimum of $25 for payroll deduction investment programs for SARSEP, SEP, SIMPLE Plans, 403(b) and certain other retirement plans. Income dividends and capital gain distributions must be reinvested (unless the investor is over age 59 1/2 or disabled). These types of accounts may be subject to fees. Plan documents and further information can be obtained from the Distributor.

     An investor should consult a competent tax or other adviser as to the suitability of either Fund's shares as a vehicle for funding a plan, in whole or in part, under the Employee Retirement Income Security Act of 1974, as amended ("ERISA") and as to the eligibility requirements for a specific plan and its state as well as federal tax aspects.

Systematic Withdrawal Plans (Classes A, B and C shares)


     An investor owning a Fund's shares having a value of $10,000 or more may establish a Systematic Withdrawal Plan providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from the servicing agent or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a signature guarantee is provided. Please consult your investment dealer or the Distributor.


     A shareholder under a Systematic Withdrawal Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares, (2) a specified percentage of the account's market value or
(3) a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). The initial payment, under a variable payment option, may be $50 or more.

     On Systematic Withdrawal Plans for accounts subject to a contingent deferred sales charge ("CDSC"), the amount or percentage you specify may not, on an annualized basis, exceed 10% of the value, as of the time you make the election, of your account with the Fund with respect to which you are electing the plan.

     All shares under the Plan must be held in an open (uncertificated) account. Income dividends and capital gain distributions will be reinvested.

     Since systematic withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a period of low earnings. Accordingly, a shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Funds and the Distributor make no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a Plan. See "Redemptions" and

"Tax Status," below, for certain information as to federal income taxes. CDC Nvest Funds may modify or terminate this program at any time.

     Because of statutory restrictions this plan is not available to pension or profit-sharing plans, IRAs or 403(b) plans that have State Street Bank as trustee.

Dividend Diversification Program

     You may also establish a Dividend Diversification Program, which allows you to have all dividends and any other distributions automatically invested in shares of the same class of a CDC Nvest Fund, subject to the investor eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value (plus any applicable sales charge or CDSC) on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing Fund account and, if a new account in the purchased Fund is being established, the purchased Fund's minimum investment requirements must be met. Before establishing a Dividend Diversification Program into any other CDC Nvest Fund, you must obtain and carefully read a copy of that Fund's Prospectus.

Exchange Privilege

     Class A shares of a Fund may be exchanged for Class A shares of the other Money Market Fund and Class B shares of a Fund may be exchanged for Class B shares of the other Money Market Fund without paying a front-end sales charge or CDSC, subject to the eligibility requirements of the Fund into which you are exchanging. Shareholders may also exchange their shares in the Money Market Funds for shares of the same class of any other CDC Nvest Fund listed below, subject to those funds' eligibility requirements and front-end sales charges or CDSC. These options are summarized in the Prospectus.

     Shareholders of any of the CDC Nvest Funds other than the Money Market Funds may exchange all or any portion of their shares (including the proceeds of shares of the other funds redeemed within 120 days before the exchange) for shares of the same class of the Money Market Funds. However, Class A, Class B or Class C shares of a Money Market Fund acquired by exchange either from the other Money Market Fund or any other CDC Nvest Fund will be subject to a CDSC if, and to the extent as, the shares exchanged were subject to a CDSC. If you exchange shares of a CDC Nvest Fund into shares of a Money Market Fund, the holding period for purposes of determining the CDSC for Classes A, B or C shares and conversion from Class B into Class A shares stops until you exchange back into shares of a CDC Nvest Fund. If you then choose to redeem those shares of the Fund, a CDSC may apply. Such exchanges may be made by telephoning or writing CDC Nvest Funds or certain investment dealers. An exchange of the Class B shares of the CDC Nvest Funds into Class B shares of a Money Market Fund stops the aging period for purposes of determining the CDSC and conversion to Class A, and the aging resumes only when an exchange is made back into a CDC Nvest Fund.

     Class C shares in accounts of Cash Management Trust - Money Market Series established on or after December 1, 2000 may exchange into Class C shares of any CDC Nvest Fund subject to its sales charge and CDSC schedule. Class C shares in accounts of Cash Management Trust - Money Market Series established prior to December 1, 2000 or that have been previously subject to a front-end sales charge may exchange into Class C shares of a CDC Nvest Fund without paying a front-end sales charge

     Shares of any Fund acquired through an exchange from the CDC Nvest Funds listed below may be re-exchanged for shares of the same class of those CDC Nvest Funds. Any such exchange will be based on the respective current net asset values of the shares involved and no sales charge will be unless you exchanged into a Money Market Fund from Class A shares of CDC Nvest Short Term Corporate Income Fund ("Short Term Corporate Fund", formerly Nvest Adjustable Rate U.S. Government Fund) purchased before December 1, 1998, which would subject you to pay the difference between the sales charge previously paid on the Short Term Corporate Fund shares and the sales charge currently imposed on other CDC Nvest Fund shares). Under certain circumstances, the Distributor may waive the requirement that shareholders pay the difference between any sales charge already paid on their shares and the higher sales charge of the Fund into which they are exchanging at the time of the exchange. Shareholders making such exchanges must provide CDC Nvest Funds with sufficient information to permit verification of their prior ownership of shares.

     An exchange may be effected, provided that neither the registered name nor address of the accounts are different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to the Funds or CIS at 800-225-5478 or (2) a written exchange request to the Funds or CIS, P.O. Box

8551, Boston, MA 02266-8551. You must acknowledge receipt of a current Prospectus for a Fund before an exchange for that Fund can be effected. The minimum amount for an exchange is $1,000.

     Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days advance notice of any material change to the exchange privilege.

Automatic Exchange Plan (Classes A, B and C shares)

     As described in the Prospectus following the caption "Additional Investor Services", a shareholder may establish an Automatic Exchange Plan under which shares of a Fund are automatically redeemed each month and immediately reinvested in shares of the same class of one or more of the CDC Nvest Funds listed below, subject to the investor eligibility requirement of that other fund and the exchange rules regarding Class A, Class B and Class C above. Registrations on all accounts must be identical. The two dates each month on which exchanges may be made are the 15th or 28th (or the first business day thereafter if the 15th or the 28th are not business days) and are made until the account is exhausted or until CIS is notified in writing to terminate the plan. Exchanges may be made in amounts of $100 or more. A sales charge will be imposed on such exchanges unless the shares being exchanged were previously acquired through an exchange from one of the CDC Nvest Funds listed below. Complete the account application or the Service Options Form available from CIS or your financial representative to establish an Automatic Exchange Plan.

     Every exchange constitutes a sale of fund shares for federal income tax purposes, on which an investor may realize a long- or short-term capital gain or loss.


As of the dated of this Statement, the investment objectives of the CDC Nvest Funds (including the Kobrick Funds) as set forth in the Prospectus are as follows. The following information is subject to change:


Equity Funds:

     CDC Nvest AEW Real Estate Fund seeks above-average income and long-term growth of capital.

     CDC Nvest Mid Cap Growth Fund seeks long-term growth from investments in common stocks or their equivalent.

     CDC Nvest Select Fund seeks long-term capital appreciation.

     CDC Nvest Growth Fund seeks long-term growth of capital through investments in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy.

     CDC Nvest Capital Growth Fund seeks long-term growth of capital.

     CDC Nvest Balanced Fund seeks a reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.

     CDC Nvest Growth and Income Fund seeks opportunities for long-term capital growth and income.

     CDC Nvest International Equity Fund seeks total return from long-term capital growth and dividend income.

     CDC Nvest Large Cap Value Fund seeks total return from capital growth and dividend income.

     CDC Nvest Bullseye Fund seeks long-term growth of capital.

Star Funds:

     CDC Nvest Star Advisers Fund seeks long-term growth of capital.

     CDC Nvest Star Worldwide Fund seeks long-term growth of capital.

     CDC Nvest Star Small Cap Fund seeks capital appreciation.

     CDC Nvest Star Value Fund seeks a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities.



Kobrick Funds

     Kobrick Capital Fund seeks maximum capital appreciation by investing primarily in equity securities of companies with small, medium and large capitalizations.

     Kobrick Emerging Growth Fund seeks to provide growth of capital by investing primarily in equity securities of emerging growth companies, with an emphasis on companies with small capitalizations.

     Kobrick Growth Fund seeks long-term growth of capital by investing primarily in equity securities of companies with large capitalizations that may have better than average long-term growth potential.

Income Funds:

     CDC Nvest Government Securities Fund seeks a high level of current income consistent with safety of principal by investing in U.S. government securities.

     CDC Nvest Limited Term U.S. Government Fund seeks a high current return consistent with preservation of capital.

     CDC Nvest Short Term Corporate Income Fund seeks a high level of current income consistent with preservation of capital.

     CDC Nvest Strategic Income Fund seeks high current income with a secondary objective of capital growth.

     CDC Nvest Bond Income Fund seeks a high level of current income consistent with what the Fund considers reasonable risk.

     CDC Nvest High Income Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return.

Tax Free Income Funds:

     CDC Nvest Municipal Income Fund seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital.

     CDC Nvest Massachusetts Tax Free Income Fund seeks as high a level of current income exempt from federal and Massachusetts personal income taxes.


     As of June 30, 2001, the net assets of the CDC Nvest Funds (including the Kobrick Funds) and the Money Market Funds totaled over $5.9 billion.


Self-Servicing Your Account with CDC Nvest Funds Personal Access Line(R)and Web site


     CDC Nvest Funds shareholders may access account information, including share balances and recent account activity online, by visiting our Web site at www.cdcnvestfunds.com. Transactions may also be processed online for certain accounts (restrictions may apply). Such transactions include purchases, redemptions and exchanges, and shareholders are automatically eligible for these features. CDC Nvest Funds has taken measures to ensure the security of shareholder accounts, including the encryption of data and the use of personal identification numbers (PIN). In addition, you may restrict these privileges from your account by calling CDC Nvest Funds at 800-225-5478, or writing to us at P.O. Box 8551, Boston, MA 02116. More information regarding these features may be found on our Web site at www.cdcnvestfunds.com.

Investor activity through these mediums is subject to the terms and conditions outlined in the following CDC Nvest Funds Online and Telephonic Customer Agreement. This agreement is also posted on our Web site. The initiation of any activity through the CDC Nvest Funds Personal Access Line(R), or Web site at www.cdcnvestfunds.com by an investor shall indicate agreement with the following terms and conditions:

            CDC Nvest Funds Online and Telephonic Customer Agreement

NOTE: ACCESSING OR REQUESTING ACCOUNT INFORMATION OR TRANSACTIONS THROUGH THIS SITE CONSTITUTES AND SHALL BE DEEMED TO BE AN ACCEPTANCE OF THE FOLLOWING TERMS AND CONDITIONS.

The accuracy, completeness and timeliness of all mutual fund information provided is the sole responsibility of the mutual fund company which provides the information. No party which provides a connection between this web site and a mutual fund or its transfer agency system can verify or ensure the receipt of any information transmitted to or from a mutual fund or its transfer agent, or the acceptance by, or completion of any transaction with, a mutual fund.

The online acknowledgments or other messages which appear on your screen for transactions entered do not mean that the transactions have been received, accepted or rejected by the mutual fund. These acknowledgments are only an indication that the transactional information entered by you has either been transmitted to the mutual fund, or that it cannot be transmitted. It is the responsibility of the mutual fund to confirm to you that it has received the information and accepted or rejected a transaction. It is the responsibility of the mutual fund to deliver to you a current prospectus, confirmation statement and any other documents or information required by applicable law.

NO TRANSACTION SHALL BE DEEMED ACCEPTED UNTIL YOU RECEIVE A WRITTEN CONFIRMATION FROM THE FUND COMPANY.

You are responsible for reviewing all mutual fund account statements received by you in the mail in order to verify the accuracy of all mutual fund account information provided in the statement and transactions entered through this site. You are also responsible for promptly notifying the mutual fund of any errors or inaccuracies relating to information contained in, or omitted from your mutual fund account statements, including errors or inaccuracies arising from the transactions conducted through this site.

TRANSACTIONS ARE SUBJECT TO ALL REQUIREMENTS, RESTRICTIONS AND FEES AS SET FORTH IN THE PROSPECTUS OF THE SELECTED FUND.

THE CONDITIONS SET FORTH IN THIS AGREEMENT EXTEND NOT ONLY TO TRANSACTIONS TRANSMITTED VIA THE INTERNET BUT TO TELEPHONIC TRANSACTIONS INITIATED THROUGH THE CDC NVEST FUNDS PERSONAL ACCESS LINE(R).

You are responsible for the confidentiality and use of your personal identification numbers, account numbers, social security numbers and any other personal information required to access the site or transmit telephonically. Any individual that possesses the information required to pass through all security measures will be presumed to be you. All transactions submitted by an individual presumed to be you will be solely your responsibility.

You agree that CDC Nvest Funds does not have the responsibility to inquire as to the legitimacy or propriety of any instructions received from you or any person believed to be you, and is not responsible or liable for any losses that may occur from acting on such instructions.

CDC Nvest Funds is not responsible for incorrect data received via the Internet or telephonically from you or any person believed to be you. Transactions submitted over the Internet and telephonically are solely your responsibility and CDC Nvest Funds makes no warranty as to the correctness, completeness, or the accuracy of any transmission. Similarly CDC Nvest Funds bears no responsibility for the performance of any computer hardware, software, or the performance of any ancillary equipment and services such as telephone lines, modems, or Internet service providers.

The processing of transactions over this site or telephonically will involve the transmission of personal data including social security numbers, account numbers and personal identification numbers. While CDC Nvest Funds has taken reasonable security precautions including data encryption designed to protect the integrity of data transmitted to and from the areas of our Web site that relate to the processing of transactions, we disclaim any liability for the interception of such data.

You agree to immediately notify CDC Nvest Funds if any of the following occurs:

1. You do not receive confirmation of a transaction submitted via the Internet or telephonically within five (5) business days.

2. You receive confirmation of a transaction of which you have no knowledge and was not initiated or authorized by you.

3. You transmit a transaction for which you do not receive a confirmation number.

4. You have reason to believe that others may have gained access to your personal identification number (PIN) or other personal data.

5. You notice an unexplained discrepancy in account balances or other changes to your account, including address changes, and banking instructions on any confirmations or statements.

Any costs incurred in connection with the use of the CDC Nvest Funds Personal Access Line(R) or the CDC Nvest Funds Internet site including telephone line costs, and Internet service provider costs are solely your responsibility. Similarly CDC Nvest Funds makes no warranties concerning the availability of Internet services, or network availability.

CDC Nvest Funds reserves the right to suspend, terminate or modify the Internet capabilities offered to shareholders without notice.

YOU HAVE THE ABILITY TO RESTRICT INTERNET AND TELEPHONIC ACCESS TO YOUR ACCOUNTS BY NOTIFYING CDC NVEST FUNDS OF YOUR DESIRE TO DO SO.

Written notifications to CDC Nvest Funds should be sent to:

         CDC Nvest Funds
         P.O. Box 8551
         Boston, MA  02266-8551

Notification may also be made by calling 800-225-5478 during normal business hours.

--------------------------------------------------------------------------------
                                   REDEMPTIONS
--------------------------------------------------------------------------------

     The procedures for redemption of Fund shares are summarized in the Prospectus. Under certain conditions, exceptions may be made to the policies listed here and in the Prospectus, subject to senior management approval. As described in the Prospectus, a CDSC may be imposed in certain instances upon the redemption of Fund shares that were acquired through an exchange of shares of the CDC Nvest Funds. For purposes of the CDSC, an exchange of shares from one Fund to another Fund is not considered a redemption or purchase. For federal tax purposes, however, such an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. Any applicable CDSC will be calculated in the manner described in the relevant prospectus of the CDC Nvest Funds and the related Statement of Additional Information.

     Signatures on redemption requests must be guaranteed by an "Eligible Guarantor Institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. However, a signature guarantee will not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

     If you select the telephone redemption service in the manner described in the next paragraph, shares of a Fund may be redeemed by calling toll free 800-225-5478. A wire fee, currently $5.00, will be deducted from the proceeds. Telephone redemption requests must be received by the close of regular trading on the New York Stock Exchange (the "Exchange").

Requests made after that time or on a day when the Exchange is not open for business cannot be accepted and a new request on a later day will be necessary. The proceeds of a telephone withdrawal will normally be sent on the first business day following receipt of a proper redemption request, which complies with the redemption procedures established by the Funds from time to time.

     In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form, available from CIS or your investment dealer. When selecting the service, a shareholder may have their withdrawal proceeds sent to their bank, in which case the shareholder must designate a bank account on their application or Service Options Form to which the redemption proceeds should be sent as well as provide a check marked "VOID" and/or a deposit slip that includes the routing number of their bank. Any change in the bank account so designated may be made by furnishing to CIS or your investment dealer a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Funds, the Distributor and State Street Bank are not responsible for the authenticity of withdrawal instructions received by telephone, subject to established verification procedures. CIS, as agreed to with the Funds, will employ reasonable procedures to confirm that your telephone instructions are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Such verification procedures include, but are not limited to, requiring a form of personal identification prior to acting on an investor's telephone instructions and recording an investor's instructions.

     In order to redeem shares electronically through the ACH system, a shareholder's bank or credit union must be a member of the ACH system and the shareholder must have a completed, approved ACH application on file. In addition, the telephone request must be received no later than 4:00 p.m. (Eastern Time). Upon receipt of the required information, the appropriate number of shares will be redeemed and the monies forwarded to the bank designated on the shareholder's application through the ACH system. The redemption will be processed the day the telephone call is made and the monies generally will arrive at the shareholder's bank within three business days. The availability of these monies will depend on the individual bank's rules.

     Checkwriting is available on Class A shares of the Funds. To elect checkwriting for your account, select the checkwriting option on your application and complete the attached signature card. To add checkwriting to an existing account, please call 800-225-5478 for our Service Options Form. The Funds will send you checks drawn on State Street Bank. You will continue to earn dividends on shares redeemed by check until the check clears. Each check must be written for $250 or more. The checkwriting privilege does not apply to shares for which you have requested share certificates be issued. Checkwriting is not available for investor accounts containing Class A shares subject to a CDSC. If you use withdrawal checks, you will be subject to State Street Bank's rules governing checking accounts. The Funds and the Distributor are in no way responsible for any checkwriting account established with State Street Bank. You may not close your account by withdrawal check because the exact balance of you account will not be known until after the check is received by State Street Bank.

     The redemption price will be the net asset value per share (less any applicable CDSC) next determined after the redemption request and any necessary special documentation are received by State Street Bank or your investment dealer in proper form. Payment normally will be made by State Street Bank on behalf of the Fund within seven days thereafter. However, in the event of a request to redeem shares for which the Fund has not yet received good payment, the Funds reserve the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited within ten calendar days prior to the redemption request (unless the Fund is aware that the check has cleared).

     The Funds will normally redeem shares for cash; however, the Funds reserve the right to pay the redemption price wholly or partly in kind if the relevant Trust's Board of Trustees determines it to be advisable and in the interest of the remaining shareholders of a Fund. The redemptions in kind will be selected by the Fund's subadviser in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Funds are obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the relevant Fund at the beginning of such period. The Funds do not currently intend to impose any redemption charge (other than the CDSC imposed by the Funds' Distributor), although it reserves the right to charge a fee not exceeding 1% of the redemption price. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See the sections "Net Income, Dividends and Valuation" and "Taxes" below.

     The Funds may also close your account and send you the proceeds if the balance in your account falls below a minimum amount set by each Trust's Board of Trustees (currently $1,000 for all accounts except Keogh, pension and profit sharing plans, automatic investment plans, IRA accounts and accounts that have fallen below the minimum solely because of fluctuations in the net asset value per share). Shareholders who are affected by this policy will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum.

--------------------------------------------------------------------------------
                       NET INCOME, DIVIDENDS AND VALUATION
--------------------------------------------------------------------------------

Determination of Net Income

     The net income of each Fund is determined as of the close of regular trading on the Exchange on each day that the Exchange is open for trading. The Exchange is expected to be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net income includes (i) all interest accrued and discount earned on the portfolio investments of the Fund, minus (ii) amortized premium on such investments, plus or minus (iii) all realized gains and losses on such investments, and minus (iv) all expenses of the Fund.

Daily Dividends

     As described in the Prospectus, the net income of each Fund is declared as a dividend, at the closing of regular trading on the Exchange each day that the Exchange is open. In general, all investments in the fund begin to accrue dividends on the business day following the date the purchase amount is invested in the fund. Dividends accrue up to and including the date of redemption. Dividends will be paid in cash to the shareholder if the shareholder has notified State Street Bank in writing of the election on or before payable date. The net income for Saturdays, Sundays and other days on which the Exchange is closed is declared as a dividend on the immediately preceding business day. Although the Funds do not expect to realize any long-term capital gains, if such gains are realized they will be distributed once a year. If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will be automatically changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

Valuation of the Funds' Portfolio Investments

     The total net asset value of each Fund (the excess of the Fund's assets over its liabilities) is determined by State Street Bank as of the close of regular trading on the Exchange on each day the Exchange is open for trading. (See "Determination of Net Income.") The portfolio securities of each Fund are valued at their fair value as determined in good faith by the relevant Trust's Board of Trustees or persons acting at their direction. Under normal market conditions, portfolio securities will be valued at amortized cost as described below. Expenses of each Fund are paid or accrued each day.

     Under the amortized cost method of valuation, securities are valued at cost on the date of purchase. Thereafter, the value of securities purchased at a discount or premium is increased or decreased incrementally each day so that at maturity the purchase discount or premium is fully amortized and the value of the security is equal to its principal amount. Due to fluctuations in interest rates, the amortized cost value of the securities of a Fund may at times be more or less than their market value.

     By using amortized cost valuation, the Funds seek to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of their portfolio securities. The yield on a shareholder's investment may be more or less than that which would be recognized if the net asset value per share were not constant and were permitted to fluctuate with the market value of the portfolio securities of each Fund. However, as a result of the following procedures, it is believed that any difference will normally be minimal. The trustees monitor quarterly the deviation between the net asset value per share of each Fund as determined by using available market quotations and its amortized cost price per share. Reich & Tang makes such comparisons at least weekly and will advise the trustees promptly in the event of any significant deviation. If the deviation exceeds 1/2 of 1% for any Fund, the relevant Board of Trustees will consider what action, if any, should be initiated to provide fair valuation of the portfolio securities of that Fund and prevent material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind; selling portfolio securities prior to maturity; withholding dividends; or using a net asset value per share as determined by using available market quotations. There is no assurance that each Fund will be able to maintain its net asset value at $1.00.


Determination of Yield

     Yield. Each Fund's yield, as it may appear in advertisements or written sales material, represents the net change, exclusive of capital changes, in the value of a hypothetical account having a balance of one share at the beginning of the period for which yield is determined (the "base period"). Current yield for the base period (for example, seven calendar days) is calculated by dividing
(i) the net change in the value of the account for the base period by (ii) the number of days in the base period. The resulting number is then multiplied by 365 to determine the net income on an annualized basis. This amount is divided by the value of the account as of the beginning of the base period, normally $1, in order to state the current yield as a percentage. Yield may also be calculated on a compound basis ("effective" or "compound" yield) which assumes continual reinvestment throughout an entire year of net income earned at the same rate as net income is earned by the account for the base period.


     Each Fund's yield for the seven days ended June 30, 2001 and effective yield based on such seven-day period were, respectively, 2.84% and 3.36% (Cash Management Trust - Money Market Series) and 2.11% and 2.13% (Tax Exempt Money Market Trust). The yield is based on the expenses paid by Classes A, B, and C shares.


     Yield is calculated without regard to realized and unrealized gains and losses. The yield of each Fund will vary depending on prevailing interest rates, operating expenses and the quality, maturity and type of instruments held in the portfolio of that Fund. Consequently, no yield quotation should be considered as representative of what the yield of the applicable Fund may be for any future period. The Funds' yields are not guaranteed. At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

     Investors in the other CDC Nvest Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yield will vary. An investor's focus on the yield of a Fund to the exclusion of the consideration of the share price of that Fund may result in the investor's misunderstanding the total return he or she may derive from the Fund.

     Shareholders comparing a Fund's yield with that of alternative investments (such as savings accounts, various types of bank deposits, and other money market funds) should consider such things as liquidity, minimum balance requirements, checkwriting privileges, the differences in the periods and methods used in the calculation of the yields being compared, and the impact of taxes on alternative types of investments.

     Yield information may be useful in reviewing each Fund's performance and providing a basis for comparison with other investment alternatives. However, unlike bank deposits, traditional corporate or municipal bonds or other investments which pay a fixed yield for a stated period of time, money market and tax exempt money market fund yields fluctuate.

     Taxable-Equivalent Yield. The Tax Exempt Money Market Trust may also advertise a taxable-equivalent yield or taxable-equivalent effective yield, calculated as described above, except that, for any given tax bracket, net investment income will be calculated using as gross investment income an amount equal to the sum of (i) any taxable income of the Fund plus (ii) the tax exempt income of the Fund divided by the difference between 1 and the effective federal income tax rate for taxpayers in that tax bracket.

                 Taxable-Equivalent Yield and Taxable-Equivalent
            Effective Yield for the 7 day period ended June 30, 2001
            --------------------------------------------------------


             7 day yield:                       2.11%
             7 day effective:                   2.13%

              Federal             Taxable-Equivalent          Taxable-Equivalent
              Tax Rate                  Yield                   Effective Yield
              --------                  -----                   ---------------
                 15%                    2.48%                        2.51%
               27.5%                    2.91%                        2.94%
               30.5%                    3.04%                        3.06%
               35.5%                    3.27%                        3.30%
               39.1%                    3.46%                        3.50%

Calculation of Total Return.

     Total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the same class of that Fund rather than paid to the investor in cash. Each Fund may show each class' average annual total return for the one-year, five-year and ten-year periods (or for the life of the class, if shorter) through the end of the most recent calendar quarter. The formula for total return used by the Funds is prescribed by the SEC and includes three steps: (1) adding to the total number of shares of the particular class that would be purchased by a hypothetical $1,000 investment in the Fund (with or without giving effect to the deduction of sales charge or CDSC, if applicable) all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share of the relevant class on the last trading day of the period; and (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result for periods of less than one year. Total return may be stated with or without giving effect to any expense limitations in effect for a Fund. If a Fund presents returns reflecting an expense limitation or waiver, its total return would have been lower if no limitation or waiver were in effect.

--------------------------------------------------------------------------------
                               TAX-FREE INVESTING
--------------------------------------------------------------------------------

     The table below compares taxable and tax-free yields, based on tax rates for 2001:


                                                       Federal
                                                       Marginal
 Taxable Income*                                         Tax          If Tax Exempt Yield Is
 ---------------------------------------------------     Rate     ---------------------------------------------------------------
          Single                     Joint             (2001)          2%          3%           4%          5%           6%
          Return                    Return                                   Then the Equivalent Taxable Yield Would Be
 --------------------------------------------------------------------------------------------------------------------------------
       $0 - $27,050              $0 - $45,200            15%         2.35%        3.53%       4.71%        5.88%       7.06%
     $27,051 - $65,550        $45,201 - $109,250        27.5%        2.76%        4.14%       5.52%        6.90%       8.27%
    $65,551 - $136,750        $109,251 - $166,450       30.5%        2.88%        4.32%       5.76%        7.19%       8.63%
    $136,751 - $297,300       $166,451 - $297,300       35.5%        3.10%        4.65%       6.20%        7.75%       9.30%
     $297,301 and over         $297,301 and over        39.1%        3.28%        4.93%       6.57%        8.21%       9.85%

Taxable Rate = Exempt
               ------
               1 - Federal Rate

     * This amount represents taxable income as defined in the Internal Revenue Code.

     The table above does not take into account the effect of state and local taxes, if any, or federal income taxes on social security benefits which may arise as a result of receiving tax exempt income.

--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------

In General

     The tax status of the Funds and the distributions that each Fund may make are summarized in the section of the Prospectus entitled "Tax Consequences." Each Fund intends to qualify each year for treatment as a regulated investment company under the provisions of Subchapter M of the Code. If each Fund so qualifies, the Fund will not be subject to federal income tax on net income and net realized capital gains distributed to shareholders provided it (i) distributes annually at least 90% of the sum of its net investment income, its net tax-exempt income and net realized short-term capital gains; (ii) derives at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including, but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (iii) diversifies its holdings so that at the end of each fiscal quarter (a) at least 50% of the value of its total assets consists of cash, U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

     To avoid certain excise taxes, each Fund must distribute by December 31 each year substantially all of its ordinary income realized in that year, and any previously undistributed capital gains it realized in the twelve months ended on October 31 of that year. Certain dividends declared by a Fund in October, November or December but not actually received by you until January will be treated for federal tax purposes as though you had received them on December 31 of the year in which declared.

Cash Management Trust - Money Market Series

     It is not expected that the Fund will realize any long-term capital gains. However, to the extent that distributions of any net realized long-term capital gains (i.e., the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) are made to shareholders of the Fund, such gains are taxable to such shareholders as long-term capital gains, whether received in cash or additional shares and regardless of how long shareholders have held their shares. Such distributions are not eligible for the dividends received deduction for corporations. Distributions derived from short-term net capital gains and investment income are generally taxable to you at ordinary income rates.

     The Fund is required to withhold 31% of all income dividends and capital gains distributions it pays to you if you do not provide a correct, certified taxpayer identification number (TIN), if a Fund is notified that you have underreported income in the past, or if you fail to certify to a Fund that you are not subject to such withholding. If you are a tax-exempt shareholder, however, these backup withholding rules will not apply so long as you furnish the Fund with an appropriate certification.

Tax Exempt Money Market Trust

     The Fund intends to have at least 50% of its total assets invested in Municipal Securities at the close of each quarter of its taxable year so that dividends paid by the Fund which are derived from interest on Municipal Securities will be "exempt-interest dividends" within the meaning of the Code. Distributions that the Fund properly designates as exempt-interest dividends may be treated by shareholders as interest excludable from gross income under
Section 103(a) of the Code. For federal income tax purposes it may be taxable for federal alternative minimum tax purposes and for state and local purposes. Dividends derived from income which is not exempt from federal income tax, including interest earned on investments in taxable money market securities or in repurchase agreements and any net short-term capital gains realized by the Fund, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Determination of the taxability status of dividends is made using the average annual method. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution. The Fund will inform investors annually of the percent of its distribution designated as tax-exempt. The interest on certain types of Municipal Securities, known as "private activity" bonds, is an item of tax preference, subject to the federal alternative minimum tax with a maximum rate of 28%. The Fund has instituted procedures to avoid investment in "private activity" Municipal Securities in order to reduce the possibility that Fund dividends will constitute an item of tax preference. However, there can be no assurance that these procedures will be totally effective. The Fund intends to continue these procedures so long as it deems them necessary and prudent. Shareholders should be aware that, while these procedures are in effect, the Fund will not be able to invest in the full range of issues available in the Municipal Securities market. The Fund's investments in Municipal Securities that are subject to the federal alternative minimum tax, together with other investments the interest on which is subject to the alternative minimum tax, will not normally exceed 20% of Fund investments. See the Prospectus for information regarding certain other limitations on the tax-exempt status of interest on Municipal Securities.

     Net long-term capital gain distributions, if any, will be taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has held shares of the Fund.

     None of the Fund's dividends or distributions are expected to be eligible for the dividends-received deduction available to corporations.

     Investors may not deduct part or all of the interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Fund. Under rules used by the IRS, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds (see Appendix B) should consult their tax advisers before purchasing shares of the Fund.

     Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal income taxation of the Fund and the income tax consequences to its shareholders.

Both Funds

     The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of fund shares will be treated as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

     For taxable years beginning after December 31, 2000, the maximum capital gains tax rates for capital assets (including Fund shares) held by a noncorporate shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent). The 18-percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax gain thereon, as of January, 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and shareholders should consult their tax advisors before making such an election.

     The foregoing relates only to federal income taxation of individuals and corporations. Prospective shareholders should consult their tax advisers as to the possible application of state and local income tax laws to Fund dividends and capital gain distributions and the tax consequences of retirement plans offering tax benefits. Information regarding the tax status of distributions made by the Funds will be sent to shareholders shortly after the end of each calendar year.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The Financial Statements of each of the Funds and the related report of the independent accountants included in the annual report of the Funds for the year ended June 30, 2001 are incorporated herein by reference. Each Fund's annual and semiannual report is available upon request and without charge. Each Fund will send a single copy of its annual and semi-annual reports to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semiannual report by telephone at (800) 225-5478 or by writing to the Funds at: CDC IXIS Asset Management Distributors, L.P., 399 Boylston Street, Boston, Massachusetts 02116.

--------------------------------------------------------------------------------
                                   APPENDIX A
--------------------------------------------------------------------------------

  DESCRIPTION OF CERTAIN CDC NVEST CASH MANAGEMENT TRUST - MONEY MARKET SERIES
                                  INVESTMENTS:

     Obligations Backed by Full Faith and Credit of the U.S. Government -- are bills, certificates of indebtedness, notes and bonds issued by (i) the U.S. Treasury or (ii) agencies, authorities and instrumentalities of the U.S. government or other entities and backed by the full faith and credit of the U.S. government. Such obligations include, but are not limited to, obligations issued by the Government National Mortgage Association, the Farmers' Home Administration and the Small Business Administration.

     Other U.S. Government Obligations -- are bills, certificates of indebtedness, notes and bonds issued by agencies, authorities and instrumentalities of the U.S. government which are supported by the right of the issuer to borrow from the U.S. Treasury or by the credit of the agency, authority or instrumentality itself. Such obligations include, but are not limited to, obligations issued by the Tennessee Valley Authority, the Bank for Cooperatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks and the Federal National Mortgage Association.

     Repurchase Agreements -- are agreements by which the Fund purchases a security (usually a U.S. government obligation) and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase.

     Certificates of Deposit -- are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return and are normally negotiable.

     Bankers' Acceptances -- are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

     Yankeedollar Obligations -- obligations of U.S. branches of foreign banks.

     Eurodollar Obligations -- dollar-denominated obligations of foreign banks (including U.S. and London branches of foreign banks) and foreign branches of U.S. banks.

     Commercial Paper -- refers to promissory notes issued by corporations in order to finance their short-term credit needs. (See Appendix C.)

     Corporate Obligations -- include bonds and notes issued by corporations in order to finance longer-term credit needs. (See Appendix C.)

--------------------------------------------------------------------------------
                                   APPENDIX B
--------------------------------------------------------------------------------

   DESCRIPTION OF CERTAIN CDC NVEST TAX EXEMPT MONEY MARKET TRUST INVESTMENTS

     The three principal classifications of Municipal Securities are "Notes," "Bonds" and "Commercial Paper."

     Municipal Notes. Municipal Notes are generally issued to finance short-term capital needs and generally have maturities of one year or less. Municipal Notes include:

1. Project Notes. Project Notes are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory or U.S. possession. They have maturities that range up to one year from the date of issuance. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment and related needs (such as low-income housing programs and urban renewal programs). While they are the primary obligations of the local public housing agencies or the local urban renewal agencies, they are also backed by the full faith and credit of the U.S. government.

2. Tax Anticipation Notes. Tax Anticipation Notes are issued to finance working capital needs of states, counties, municipalities and other public bodies that have the legal power to tax. Generally, they are issued in anticipation of various seasonal tax revenues, such as real and personal property, income, sales, use and business taxes, and are payable from some or all of these specific future taxes.

3. Revenue Anticipation Notes. Revenue Anticipation Notes are issued to provide interim financing in expectation of receipt of various types of non-tax revenue, such as revenues available to the issuer under various federal revenue sharing programs. In some cases, Revenue Anticipation Notes may be payable additionally from tax revenues.

4. Bond Anticipation Notes. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds, when sold and issued, then provide the money for repayment of the Notes.

5. Construction Loan Notes. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association) programs.

     Municipal Bonds. Municipal Bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: General Obligation Bonds and Limited Obligation or Revenue Bonds. One type of Municipal Revenue Bonds is referred to as Industrial Development Bonds. These three are discussed below.

1. General Obligation Bonds. Issuers of General Obligation Bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. General Obligation Bonds are not payable from any particular fund or source. The characteristics and method of enforcement of General Obligation Bonds vary according to the law applicable to the particular issuer and payment may be dependent upon an appropriation by the issuer's legislative body. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Such bonds may be additionally secured by special assessments.

2. Limited Obligation or Revenue Bonds. The principal source for repayment of a Revenue Bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue Bonds have been or may be issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidies and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

3. Industrial Development Bonds. Prior to the Tax Reform Act of 1986, certain debt obligations known as Industrial Development Bonds could be issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control; such obligations are included within the term Municipal Bonds if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax. These bonds also have been or may be used to finance public facilities, which may be privately used and operated, such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real or personal property so financed as security for such payment. The Tax Reform Act of 1986 eliminated some types of industrial revenue bonds but retained others under the general category of "private activity bonds."

     Tax-Exempt Commercial Paper. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Tax-Exempt Commercial Paper is often renewed or refunded at its maturity by the issuance of other short or long-term obligations.

     Other Types of Municipal Securities. The foregoing describes types of Municipal Securities which are presently available. CDC Nvest Tax Exempt Money Market Trust may, to the extent consistent with its investment objective, policies and restrictions, invest in other types of Municipal Securities as they become available in the future.

--------------------------------------------------------------------------------
                                   APPENDIX C
--------------------------------------------------------------------------------

                        DESCRIPTION OF SECURITIES RATINGS

Set forth below are descriptions of the highest ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") and Fitch Investors Service, Inc. ("Fitch") for corporate and municipal bonds, commercial paper and short-term tax-exempt obligations. Ratings for commercial paper have been included since certain of the obligations which the Funds are authorized to purchase have characteristics of commercial paper and have been rated as such by Moody's, S&P and Fitch.

Moody's Investors Service, Inc.

     Corporate and Municipal Bond Ratings

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

     Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

     Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

     Moody's applies numerical modifiers, 1, 2, and 3 in the generic rating classified Aa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Short-Term Municipal Notes Ratings

     The two highest ratings of Moody's for short-term municipal notes are MIG-1 and MIG-2: MIG-1 denotes "best quality, enjoying strong protection from established cash flows;" MIG-2 denotes "high quality," with margins of protection ample although not so large as in the preceding group.

     Commercial Paper Ratings

     The rating P-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
(1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

     Corporate Short-Term Debt Ratings

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

     PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

Standard & Poor's Ratings Services

     Issue Credit Rating Definitions

     A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

     Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days -- including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

     Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; protection afforded by , and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

     Corporate and Municipal Bond Ratings

     AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA: An obligation rated `AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

     Short-Term Municipal Notes Ratings

     S&P does not rate short-term municipal notes as such.

     Commercial Paper Ratings Definitions

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     A-1: A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligors's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2: A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.


Fitch Investors Service, Inc.

     Commercial Paper and Short-Term Ratings

     The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch reflects an assurance of timely payment only slightly less in degree than the strongest issues.

     Bond and Long-Term Ratings

     Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and are liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of enterprise and more local type market.

--------------------------------------------------------------------------------
                                   APPENDIX D
--------------------------------------------------------------------------------

                     MEDIA THAT MAY CONTAIN FUND INFORMATION

ABC and affiliates
Adam Smith's Money World
America Online
Anchorage Daily News
Atlanta Constitution
Atlanta Journal
Arizona Republic
Austin American Statesman
Baltimore Sun
Bank Investment Marketing
Barron's
Bergen County Record (NJ)
Bloomberg Business News
B'nai B'rith Jewish Monthly
Bond Buyer
Boston Business Journal
Boston Globe
Boston Herald
Broker World
Business Radio Network
Business Week
CBS and affiliates
CFO
Changing Times
Chicago Sun Times
Chicago Tribune
Christian Science Monitor
Christian Science Monitor News Service
Cincinnati Enquirer
Cincinnati Post
CNBC
CNN
Columbus Dispatch
CompuServe
Dallas Morning News
Dallas Times-Herald
Denver Post
Des Moines Register
Detroit Free Press
Donoghues Money Fund Report
Dorfman, Dan (syndicated column)
Dow Jones News Service
Economist
FACS of the Week
Fee Adviser
Financial News Network
Financial Planning
Financial Planning on Wall Street
Financial Research Corp.
Financial Services Week
Financial World
Fitch Insights
Forbes
Fort Worth Star-Telegram
Fortune
Fox Network and affiliates
Fund Action
Fund Decoder
Global Finance
(the) Guarantor
Hartford Courant
Houston Chronicle
INC
Indianapolis Star
Individual Investor
Institutional Investor
International Herald Tribune
Internet
Investment Advisor
Investment Company Institute
Investment Dealers Digest
Investment Profiles
Investment Vision
Investor's Business Daily
IRA Reporter
Journal of Commerce
Kansas City Star
KCMO (Kansas City)
KOA-AM (Denver)
Los Angeles Times
Leckey, Andrew (syndicated column)
Lear's
Life Association News
Lifetime Channel
Miami Herald
Milwaukee Sentinel
Money
Money Maker
Money Management Letter
Morningstar
Mutual Fund Market News
Mutual Funds Magazine
National Public Radio
National Underwriter
NBC and affiliates
New England Business
New England Cable News
New Orleans Times-Picayune
New York Daily News
New York Times
Newark Star Ledger
Newsday

Newsweek
Nightly Business Report
Orange County Register
Orlando Sentinel
Palm Beach Post
Pension World
Pensions and Investments
Personal Investor
Philadelphia Inquirer
Porter, Sylvia (syndicated column)
Portland Oregonian
Prodigy
Public Broadcasting Service
Quinn, Jane Bryant (syndicated column)
Registered Representative
Research Magazine
Resource
Reuters
Rocky Mountain News
Rukeyser's Business (syndicated column)
Sacramento Bee
San Diego Tribune
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury
Seattle Post-Intelligencer
Seattle Times
Securities Industry Management
Smart Money
St. Louis Post Dispatch
St. Petersburg Times
Standard & Poor's Outlook
Standard & Poor's Stock Guide
Stanger's Investment Advisor
Stockbroker's Register
Strategic Insight
Tampa Tribune
Time
Tobias, Andrew (syndicated column)
Toledo Blade
UPI
US News and World Report
USA Today
USA TV Network
Value Line
Wall St. Journal
Wall Street Letter
Wall Street Week
Washington Post
WBZ
WBZ-TV
WCVB-TV
WEEI
WHDH
Worcester Telegram
World Wide Web
Worth Magazine
WRKO

--------------------------------------------------------------------------------
                                   APPENDIX E
--------------------------------------------------------------------------------

                     ADVERTISING AND PROMOTIONAL LITERATURE


     References may be included in CDC Nvest Funds' advertising and promotional literature to CDC IXIS North America and to its affiliates that perform advisory and subadvisory functions for CDC Nvest Funds including, but not limited to: AEW Capital Management, L.P., Reich & Tang Asset Management, LLC. Harris Associates L.P., Loomis, Sayles & Company, L.P., Capital Growth Management Limited Partnership, Westpeak Investment Advisors, L.P., Jurika & Voyles, L.P. and Vaughan, Nelson, Scarborough & McCullough, L.P. Reference also may be made to the Funds of their respective fund groups, namely, the Loomis Sayles Funds advised by Loomis Sayles & Company, L.P. and the Oakmark Funds advised by Harris Associates L.P.

     References may be included in CDC Nvest Funds' advertising and promotional literature to other - CDC IXIS North America affiliates including, but not limited to Synder Capital Management, L.P.and its fund groups.

     References to subadvisers unaffiliated with CDC IXIS North America that perform subadvisory functions on behalf of CDC Nvest Funds may be contained in CDC Nvest Funds' advertising and promotional literature including, but not limited to Montgomery Asset Management, LLC, Mercury Advisors and RS Investment Management, L.P.


     CDC Nvest Funds' advertising and promotional material will include, but is not limited to, discussions of the following information about both affiliated and unaffiliated entities:

o Specific and general assessments and forecasts regarding U.S. and world economies, and the economies of specific nations and their impact on the CDC Nvest Funds;

o Specific and general investment emphasis, specialties, fields of expertise, competencies, operations and functions;

o Specific and general investment philosophies, strategies, processes, techniques and types of analysis;

o Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services;

o The corporate histories, founding dates and names of founders of the entities;

o    Awards, honors and recognition given to the entities;

o The names of those with ownership interest and the percentage of ownership interest;

o The industries and sectors from which clients are drawn and specific client names and background information on current individual, corporate and institutional clients, including pension and profit sharing plans;

o Current capitalizations, levels of profitability and other financial and statistical information;

o Identification of portfolio managers, researchers, economists, principals and other staff members and employees;

o The specific credentials of the above individuals, including, but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors;

o Specific and general reference to past and present notable and renowned individuals including reference to their field of expertise and/or specific accomplishments;

o    Current and historical statistics regarding:

      -total dollar amount of assets managed

      -CDC Nvest Funds' assets managed in total and by fund

      -the growth of assets

      -asset types managed

      -numbers of principal parties and employees, and the length of their tenure, including officers, portfolio managers, researchers, economists, technicians and support staff

      -the above individuals' total and average number of years of industry experience and the total and average length of their service to the adviser or subadviser;

o The general and specific strategies applied by the subadvisers in the management of CDC Nvest Funds portfolios including, but not limited to:

      -the pursuit of growth, value, income oriented, risk management or other strategies

      -the manner and degree to which the strategy is pursued

      -whether the strategy is conservative, moderate or extreme and an explanation of other features and attributes

      -the types and characteristics of investments sought and specific portfolio holdings

      -the actual or potential impact and result from strategy implementation

      -through its own areas of expertise and operations, the value added by subadvisers to the management process

      -the disciplines it employs, e.g., in the case of Loomis, Sayles &
       Company, L.P., the strict buy/sell guidelines and focus on sound value it employs, and goals and benchmarks that it establishes in management, e.g., Capital Growth Management Limited Partnership pursues growth 50% above the S&P 500

      -the systems utilized in management, the features and characteristics of those systems and the intended results from such computer analysis, e.g., Westpeak Investment Advisors, L.P.'s efforts to identify overvalued and undervalued issues; and

o Specific and general references to portfolio managers and funds that they serve as portfolio manager of, other than CDC Nvest Funds, and those families of funds, other than CDC Nvest Funds. Any such references will indicate that CDC Nvest Funds and the other funds of the managers differ as to performance, objectives, investment restrictions and limitations, portfolio composition, asset size and other characteristics, including fees and expenses. References may also be made to industry rankings and ratings of the Funds and other funds managed by the Funds' advisers and subadvisers, including, but not limited to, those provided by Morningstar, Lipper, Inc., Forbes and Worth.

     In addition, communications and materials developed by CDC Nvest Funds will make reference to the following information about CDC IXIS North America and its affiliates:


     CDC IXIS North America is a subsidiary of CDC IXIS Asset Management. CDC IXIS Asset Management is part of the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution. As of June 30, 2001 CDC IXIS North America had more than $131 billion in assets under management. In addition, promotional materials may include:

o Specific and general references to CDC Nvest Funds' multi-manager approach through CDC IXIS North America's affiliates and outside firms including, but not limited to, the following:


      -that each adviser/manager operates independently on a day-to-day basis and maintains an image and identity separate from CDC IXIS North America and the other investment managers

      -other fund companies are limited to a "one size fits all" approach but CDC Nvest Funds draws upon the talents of multiple managers whose expertise best matches the fund objective

      -in this and other contexts reference may be made to CDC Nvest Funds' slogan "Where The Best Minds Meet"(R) and that CDC Nvest Funds' ability to match the talent to the task is one more reason it is becoming known as "Where The Best Minds Meet."


      -CDC IXIS Advisers may distribute sales and advertising materials that illustrate the Star concept by using historical category comparisons of a general nature. Categories from mutual fund ranking services, such as Morningstar, Inc., are selected for each of the Fund segments based on current investment styles and are subject to change with market conditions. There will be differences between the performance of the categories and the CDC Nvest Star Fund being illustrated. The illustrations are used for hypothetical purposes only as a general demonstration of how the Star concept works.

     CDC IXIS Intermediary Services (formerly Nvest Managed Account Services, Nvest Advisor Services and Nvest Retirement Services), divisions of CDC IXIS North America, may be referenced in Fund advertising and promotional literature concerning the marketing services it provides to CDC IXIS North America affiliated fund groups including: CDC Nvest Funds, Loomis Sayles Funds, Jurika & Voyles, Oakmark Funds, Delafield Fund and Kobrick Funds.


     CDC IXIS Intermediary Services will provide marketing support to CDC IXIS North America affiliated fund groups targeting financial advisers, financial intermediaries and institutional clients who may transact purchases and other fund-related business directly with these fund groups. Communications will contain information including, but not limited to: descriptions of clients and the marketplaces to which it directs its efforts; the mission and goals of CDC IXIS Intermediary Services and the types of services it provides which may include: seminars; its 1-800 number, web site, Internet or other electronic facilities; qualitative information about the funds' investment methodologies; information about specific strategies and management techniques; performance data and features of the funds; institutional oriented research and portfolio manager insight and commentary. Additional information contained in advertising and promotional literature may include: rankings and ratings of the funds including, but not limited to, those of Morningstar and Lipper, Inc.; statistics about the advisers', fund groups' or a specific fund's assets under management; the histories of the advisers and biographical references to portfolio managers and other staff including, but not limited to, background, credentials, honors, awards and recognition received by the advisers and their personnel; and commentary about the advisers, their funds and their personnel from third-party sources including newspapers, magazines, periodicals, radio, television or other electronic media.

     References may be included in CDC Nvest Funds' advertising and promotional literature about 401(k) and retirement plans. The information may include, but is not limited to:

o Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information, industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and other organizations involved in 401(k) and retirement programs with whom CDC Nvest Funds may or may not have a relationship.

o Specific and general references to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the CDC Nvest Funds as a 401(k) or retirement plan funding vehicle produced by, including, but not limited to, Investment Company Institute and other industry authorities, research organizations and publications.

o Specific and general discussion of economic, legislative, and other environmental factors affecting 401(k) and retirement plans, including, but not limited to, statistics, detailed explanations or broad summaries of:

      -past, present and prospective tax regulation, IRS requirements and rules, including, but not limited to, reporting standards, minimum distribution notices, Form 5500, Form 1099R and other relevant forms and documents, Department of Labor rules and standards and other regulations. This includes past, current and future initiatives, interpretive releases and positions of regulatory authorities about the past, current or future eligibility, availability, operations, administration, structure, features, provisions or benefits of 401(k) and retirement plans;

      -information about the history, status and future trends of Social
       Security and similar government benefit programs including, but not limited to, eligibility and participation, availability, operations and administration, structure and design, features, provisions, benefits and costs; and

      -current and prospective ERISA regulation and requirements.

o Specific and general discussion of the benefits of 401(k) investment and retirement plans, and in particular, the CDC Nvest Funds 401(k) and retirement plans, to the participant and plan sponsor, including explanations, statistics and other data, about:

o Specific and general reference to the benefits of investing in mutual funds for 401(k) and retirement plans, and CDC Nvest Funds as a 401(k) or retirement plan funding vehicle.

      -increased employee retention

      -reinforcement or creation of morale

      -deductibility of contributions for participants

      -deductibility of expenses for employers

      -tax deferred growth, including illustrations and charts

      -loan features and exchanges among accounts

      -educational services materials and efforts, including, but not limited to, videos, slides, presentation materials, brochures, an investment calculator, payroll stuffers, quarterly publications, releases and information on a periodic basis and the availability of wholesalers and other personnel.

o Specific and general reference to the role of the investment dealer and the benefits and features of working with a financial professional including:

      -access to expertise on investments

      -assistance in interpreting past, present and future market trends and economic events

      -providing information to clients including participants during enrollment and on an ongoing basis after participation -promoting and understanding the benefits of investing, including mutual fund diversification and professional management.

                                                       Registration Nos. 2-68348
                                                                        811-2819


                         CDC NVEST CASH MANAGEMENT TRUST
                                     PART C
                                OTHER INFORMATION

Item 23.    Exhibits

 (a)          Articles of Incorporation

        (1) The Registrant's Fourth Amended and Restated Agreement and Declaration of Trust dated September 10, 1993 (the "Agreement and Declaration") is incorporated by reference to exhibit b(1) to Post Effective Amendment ("PEA") No. 32 to the Registrant's initial registration statement ("Registration Statement") filed on August 20, 1997.

        (2) Amendment No. 1 dated September 23, 1993 to the Agreement and Declaration is incorporated by reference to exhibit b(1) to PEA No. 32 to the Registration Statement filed on August 20, 1997.

        (3) Amendment No. 2 dated January 28, 1994 to the Agreement and Declaration is incorporated by reference to B (1) to PEA No. 32 to the Registration Statement filed on August 20, 1997.


        (4) Amendment No. 3 dated November 12, 1999 to the Agreement and Declaration is incorporated by reference to exhibit (a)(4) to PEA No. 38 to the Registration Statement filed on June 29, 2001.

        (5) Amendment No. 4 dated March 23, 2001 to the Agreement and Declaration is incorporated by reference to exhibit (a)(5) to PEA No. 38 to the Registration Statement filed on June 29, 2001.


(b)           By-Laws

        (1) The Registrant's By-Laws are incorporated by reference to exhibit b(2) to PEA No. 30 to the Registration Statement filed on August 28, 1995.

        (2) Amendment dated August 25, 2000 to the By-Laws is incorporated by reference to exhibit b(2) to PEA No. 37 to the Registration Statement filed on August 28, 2000.

(c)           Instruments Defining Rights of Security Holders


              Rights of shareholders are described in Article III, Section 6 of the Registrant's Agreement and Declaration incorporated by reference to exhibit b(1) to PEA No. 32 to the Registration Statement filed on August 20, 1997 and exhibit (a)(5) to PEA No. 38 to the Registration Statement filed on June 29, 2001.


(d)           Investment Advisory Contracts


        (1) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of its Money Market Series and CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers", formerly Nvest Funds Management, L.P.) is incorporated by reference to exhibit (d)(1) to PEA No. 38 to the Registration Statement filed on June 29, 2001.

        (2) Form of Advisory Agreement dated October 1, 2001 between the Registrant, on behalf of its Money Market Series and CDC IXIS Advisers is filed herewith.

        (3) Form of Subadvisory Agreement dated October 1, 2001 between the Registrant, CDC IXIS Advisers and Reich & Tang Asset Management, LLC. ("Reich & Tang") is filed herewith.


(e)           Underwriting Contracts


        (1) Distribution Agreement dated October 30, 2000 between the Registrant, on behalf of its Money Market Series, and CDC IXIS Asset Management Distributors ("CDC IXIS Distributors", formerly Nvest Funds Distributor, L.P.) is incorporated by reference to exhibit (e)(1) to PEA No. 38 to the Registration Statement filed on June 29, 2001.


        (2) Form of Dealer Agreement used by CDC IXIS Distributors is filed herewith.

(f)           Bonus or Profit Sharing Contracts

              Not applicable.

(g)           Custodian Agreements

        (1) Custodian Agreement dated September 30, 1980 between the Registrant and State Street Bank & Trust Company ("State Street Bank") is incorporated by reference to exhibit B (8)(a) to PEA No. 32 to the Registration Statement filed on August 20, 1997.

        (2) Letter of Amendment dated June 1, 1982 between the Registrant and State Street Bank relating to the establishment of two series and its applicability to the Custodian Agreement is incorporated by reference to exhibit B (8)(b) to PEA No. 32 to the Registration Statement filed on August 20, 1997.

        (3) Amendment dated September 12, 1991 to Custodian Agreement between the Registrant and State Street Bank is incorporated by reference to exhibit B (8)(c) to PEA No. 32 to the Registration Statement filed on August 20, 1997.

        (4) Amendment dated February 28, 2000 to the Custodian Contract dated September 30, 1980 is incorporated by reference to exhibit g(4) to PEA No. 37 to the Registration Statement filed on August 28, 2000.


        (5) Amendment dated June 15, 2001 to the Custodian contract dated September 30, 1980 is filed herewith.


(h)           Other Material Contracts

        (1) Transfer Agency and Services Agreement dated November 1, 1999 between the Registrant and CDC IXIS Asset Management Services, Inc. ("CIS", formerly Nvest Services Company, Inc.) is incorporated by reference to exhibit h(1) to PEA No. 37 to the Registration Statement filed on August 28, 2000.


        (2) Amendment dated January 1, 2001 to Fee Schedule to Transfer Agency and Services Agreement dated November 1, 1999 is incorporated by reference to exhibit (h)(2) to PEA No. 38 to the Registration Statement filed on June 29, 2001.

        (3) Administrative Services Agreement dated October 30, 2000 between Registrant and CIS is incorporated by reference to exhibit (h)(3) to PEA No. 38 to the Registration Statement filed on June 29, 2001.

        (4) Amendment dated December 1, 2000 to Administrative Services Agreement dated October 30, 2000, on behalf of CDC Nvest AEW Real Estate Fund, is incorporated by reference to exhibit (h)(4) to PEA No. 38 to the Registration Statement filed on June 29, 2001.

        (5) Amendment dated January 2, 2001 to Administrative Services Agreement dated October 30, 2000 is incorporated by reference to exhibit (h)(5) to PEA No. 38 to the Registration Statement filed on June 29, 2001.


(i)           Legal Opinion

              Not applicable.

(j)           Other Opinions


              Consent of PricewaterhouseCoopers LLP is filed herewith.


(k)           Omitted Financial Statements

              Not applicable.

(l)           Initial Capital Agreements

              Not applicable.

(m)           Rule 12b-1 Plans

              Not applicable.

(n)           Rule 18f-3 Plan


              Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 as amended, effective December 1, 2000, is incorporated by reference to exhibit (n) to PEA No. 38 to the Registration Statement filed on June 29, 2001.


(p)           Code of Ethics

        (1) Code of Ethics dated August 25, 2000 of Registrant is incorporated by reference to exhibit p(1) to PEA No. 37 to the Registration Statement filed on August 28, 2000.

        (2) Code of Ethics dated July 1, 2000 for CDC IXIS Advisers and CDC IXIS Distributors is incorporated by reference to exhibit p(2) to PEA No. 37 to the Registration Statement filed on August 28, 2000.

        (3) Code of Ethics effective January 22, 2001 of Reich & Tang will be filed by Amendment.


(q)           Powers of Attorney


        (1) Powers of Attorney designating Edward P. Lawrence, John M. Loder, Bruce R. Speca and John E. Pelletier as attorneys to sign for Kenneth J. Cowan, Peter S.Voss, Graham T.Allison, Jr., Pendleton
              P. White, John A. Shane, Daniel M.Cain, Richard Darman and Sandra
              O. Moose is incorporated by reference to exhibit (h)(4) to PEA No. 35 to the Registration Statement filed on June 15, 1999.

        (2) Power of Attorney designating John M. Loder, John E. Pelletier and Thomas P. Cunningham as attorneys to sign for John T. Hailer is incorporated by reference to exhibit (q) to the PEA No. 38 to the Registration Statement filed on June 29, 2001.


Item 24.    Persons Controlled by or Under Common Control with Registrant

            None.

Item 25.    Indemnification

            Under Article 4 of the Registrant's By-Laws, any past or present Trustee or officer of the Registrant (hereinafter referred to as a "Covered Person") shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such covered person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. This description is modified in its entirety by the provision of Article 4 of the Registrant's By-Laws contained in the PEA No. 30 to the Registration Statement filed on August 28, 1995 as exhibit B (2) and is incorporated by reference.

            The Distribution  Agreement,  the Custodian  Contract,  the Transfer
            Agency  and  Service  Agreement  and  the  Administrative   Services
            Agreement (the "Agreements") contained herein and in various post-effective amendments and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Trust against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act "), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

            Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant in conjunction with CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America") and its affiliates, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 26:    Business and Other Connections of Investment Adviser

(a) CDC IXIS Advisers, a wholly-owned subsidiary of CDC IXIS North America, serves as investment adviser to the Money Market Series of the Registrant. CDC IXIS Advisers was organized in 1995.


              The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and directors of CDC IXIS Advisers during the past two years is incorporated herein by reference to Schedules A and D of Form ADV filed by CDC IXIS Advisers pursuant to the Advisers Act (SEC File No. 801-48408).


(b) Reich & Tang is the subadviser of the Registrant's Money Market Series. Reich & Tang serves as the investment adviser to a number of other registered investment companies.


              The list required by this Item 26 regarding any other business, profession, vocation or employment of substantial nature engaged in by officers and directors of Reich & Tang during the past two years is incorporated herein by reference to Schedules A and D of form ADV filed by Reich & Tang pursuant to the Advisers Act (SEC File No. 801-47230).

Item 27.      Principal Underwriters

(a) CDC IXIS Distributors, the principal underwriter of the Registrant, also serves as principal underwriter for:

              CDC Nvest Funds Trust I
              CDC Nvest Funds Trust II
              CDC Nvest Funds Trust III
              CDC Nvest Tax Exempt Money Market Trust
              CDC Nvest Companies Trust I
              CDC Kobrick Investment Trust

(b) The general partner and officers of the Registrant's principal underwriter, CDC IXIS Distributors, and their addresses are as follows:

                                                        Positions and
                            Positions and Offices          Offices
            Name          with Principal Underwriter   with Registrant


   CDC IXIS Asset         General Partner            None
   Management
   Distribution
   Corporation

   John T. Hailer         President and Chief        President and
                          Executive Officer          Trustee

   John E. Pelletier      Senior Vice President,     Secretary and Clerk
                          General Counsel,
                          Secretary and Clerk

   Scott E. Wennerholm    Senior Vice President,     None
                          Treasurer, Chief
                          Financial Officer, and
                          Chief Operating Officer

   Coleen Downs Dinneen   Vice President, Associate  Assistant Secretary
                          General Counsel,
                          Assistant Secretary and
                          Assistant Clerk

    James Wall            Vice President, Deputy     None
                          General Counsel,
                          Assistant Secretary and
                          Assistant Clerk

   Beatriz Pina Smith     Vice President and         None
                          Assistant Treasurer

   Christine Howe         Assistant Vice President   None
                          and Controller

   Frank S. Maselli       Senior Vice President      None

   Kirk Williamson        Senior Vice President      None

   Daniel Lynch           Vice President             None

   Marla McDougall        Vice President             None

The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

(c)            Not applicable.

Item 28.       Location of Accounts and Records

The following companies, in the aggregate, maintain possession of the documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder.

(i)           State Street Bank and Trust Company
              225 Franklin Street
              Boston, Massachusetts 02110

(ii)          CDC IXIS Asset Management Services, Inc.
              399 Boylston Street
              Boston, MA 02116

(iii)         CDC IXIS Asset Management Distributors, L.P.
              399 Boylston Street
              Boston, Massachusetts 02116

(iv)          CDC IXIS Asset Management Advisers, L.P.
              399 Boylston Street
              Boston, MA  02116


(v)           Reich & Tang Asset Management, LLC
              600 Fifth Avenue
              New York, NY 10020


Item 29.      Management Services

              None.

Item 30.      Undertakings

(a) The Registrant undertakes to provide its annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

                         CDC Nvest Cash Management Trust
                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment ("PEA") to its Registration Statement under Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 39 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 28th day of August, 2001.

                                          CDC Nvest Cash Management Trust

                                          By: PETER S. VOSS*
                                          ------------------------------
                                          Peter S. Voss
                                          Chief Executive Officer

                                          *By:/s/ John E. Pelletier
                                          -------------------------
                                          John E. Pelletier
                                          Attorney-In-Fact

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                     Title                        Date
---------                     -----                        ----


PETER S. VOSS*                                             August 28, 2001
--------------------------
Peter S. Voss                 Chairman of the Board;Chief
                              Executive Officer; Trustee

/s/ Thomas P. Cunningham                                   August 28, 2001
--------------------------
Thomas P. Cunningham          Treasurer

GRAHAM T. ALLISON, JR.*                                    August 28, 2001
--------------------------
Graham T. Allison, Jr.        Trustee

DANIEL M. CAIN*                                            August 28, 2001
--------------------------
Daniel M. Cain                Trustee

KENNETH J. COWAN*                                          August 28, 2001
--------------------------
Kenneth J. Cowan              Trustee

RICHARD DARMAN*                                            August 28, 2001
--------------------------
Richard Darman                Trustee

JOHN T. HAILER*                                            August 28, 2001
--------------------------
John T. Hailer                Trustee

SANDRA O. MOOSE*                                           August 28, 2001
--------------------------
Sandra O. Moose               Trustee

JOHN A. SHANE*                                             August 28, 2001
--------------------------
John A. Shane                 Trustee

PENDLETON P. WHITE*                                        August 28, 2001
--------------------------
Pendleton P. White            Trustee

                                                *By:   /s/ John E. Pelletier
                                                       ----------------------
                                                           John E. Pelletier
                                                           Attorney-In-Fact**
                                                           August 28, 2001

  ** Powers of Attorney are incorporated by reference to exhibit (h)(4) to PEA No. 35 to the Registration Statement filed on June 15, 1999 and to exhibit (q) to PEA No. 38 to the Registration Statement filed on June 29, 2001.

                         CDC Nvest Cash Management Trust

                                  Exhibit Index

                        Exhibits for Item 23 of Form N-1A



Exhibit   Exhibit Description

(d)(2)    Form of Advisory Agreement
(d)(3)    Form of Subadvisory Agreement
(e)(2)    Form of Dealer Agreement
(g)(5)    Amendment to Custodian Agreement
(j)       Consent of Auditor